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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2011

Date of reporting period: February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Allianz Funds Multi-Strategy Trust
Allianz Global Investors Solutions 2015 Fund
Allianz Global Investors Solutions 2020 Fund
Allianz Global Investors Solutions 2030 Fund
Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2050 Fund
Allianz Global Investors Solutions Core Allocation Fund
Allianz Global Investors Solutions Growth Allocation Fund
Allianz Global Investors Solutions Retirement Income Fund
Allianz AGIC Convertible Fund
Allianz AGIC Emerging Growth Fund
Allianz AGIC Focused Opportunity Fund
Allianz AGIC High Yield Bond Fund
Allianz AGIC International Growth Fund
Allianz AGIC International Growth Opportunities Fund
Allianz AGIC Micro Cap Fund
Allianz AGIC Small to Mid Cap Growth Fund
Allianz AGIC Ultra Micro Cap Fund
Allianz NFJ Global Dividend Value Fund
RCM All Horizons Fund
RCM China Equity Fund
RCM Disciplined Equity Fund
RCM Global EcoTrendsSM Fund
RCM Global Water Fund
RCM International Opportunities Fund
RCM Redwood Fund

Item 1.	Schedules of Investments

Schedule of Investments

Allianz Global Investors Solutions 2015 Fund

February 28, 2011 (unaudited)

	Shares	Value*

ALLIANZ FUNDS (a)(b)—18.7%

AGIC Emerging Markets Opportunities	3,775	$98,255
AGIC Income & Growth	25,136	332,799
AGIC International	6,682	100,037
AGIC Opportunity (c)	4,923	123,668
NFJ Dividend Value	20,613	250,030
NFJ International Value	8,550	185,028
NFJ Renaissance	4,487	82,567
NFJ Small-Cap Value	3,973	126,052
RCM Global Resources (c)	8,861	172,532
RCM Large-Cap Growth	5,813	83,480

Total Allianz Funds (cost—$1,274,905)		1,554,448

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—9.1%

AGIC Emerging Growth (c)	5,542	83,301
AGIC International Growth Opportunities	3,267	111,200
NFJ Global Dividend Value	8,568	168,450
RCM Disciplined Equity	12,540	210,039
RCM International Opportunities	13,353	186,274

Total Allianz Funds Multi-Strategy Trust (cost—$577,131)		759,264

EXCHANGE-TRADED FUNDS—15.7%

iShares Barclays TIPS Bond	1,674	181,043
PIMCO 1-5 Year US TIPS Index (a)	21,131	1,125,226

Total Exchange-Traded Funds (cost—$1,283,056)		1,306,269

OTHER MUTUAL FUNDS (d)—2.1%

ING Global Real Estate (cost—$154,358)	10,044	171,548

PIMCO FUNDS (a)(b)—54.0%

Commodity RealReturn Strategy	17,757	171,706
Floating Income	22,745	207,666
Foreign Bond (U.S. Dollar-Hedged)	31,996	333,074
Income	22,025	248,883
Real Return	169,698	1,939,653
RealEstateRealReturn Strategy	18,134	87,223
Short-Term	117,091	1,158,029
Total Return	30,676	333,754

Total PIMCO Funds (cost—$4,098,393)		4,479,988

Total Investments (cost—$7,387,843)—99.6%		8,271,517

Other assets less liabilities—0.4%		31,231

Net Assets—100.0%		$8,302,748

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2020 Fund

February 28, 2011 (unaudited)

	Shares	Value*

ALLIANZ FUNDS (a)(b)—21.0%

AGIC Emerging Markets Opportunities	3,375	$87,847
AGIC Income & Growth	17,516	231,916
AGIC International	5,993	89,715
AGIC Opportunity (c)	3,555	89,293
AGIC Systematic Growth	3,867	55,885
NFJ Dividend Value	15,921	193,126
NFJ International Value	6,794	147,014
NFJ Renaissance	3,115	57,322
NFJ Small-Cap Value	2,709	85,963
RCM Global Resources (c)	6,121	119,185
RCM Large-Cap Growth	4,114	59,073

Total Allianz Funds (cost—$957,245)		1,216,339

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—11.5%

AGIC Emerging Growth (c)	3,772	56,700
AGIC International Growth Opportunities	3,439	117,066
NFJ Global Dividend Value	8,770	172,427
RCM Disciplined Equity	10,412	174,394
RCM International Opportunities	10,464	145,966

Total Allianz Funds Multi-Strategy Trust (cost—$476,161)		666,553

EXCHANGE-TRADED FUNDS—14.1%

iShares Barclays TIPS Bond	1,177	127,292
PIMCO 1-5 Year US TIPS Index (a)	13,015	693,049

Total Exchange-Traded Funds (cost—$804,607)		820,341

OTHER MUTUAL FUNDS (d)—2.6%

ING Global Real Estate (cost—$133,163)	8,737	149,212

PIMCO FUNDS (a)(b)—50.2%

Commodity RealReturn Strategy	20,185	195,186
Floating Income	19,051	173,936
Foreign Bond (U.S. Dollar-Hedged)	22,096	230,023
Income	15,216	171,935
Real Return	101,427	1,159,309
RealEstateRealReturn Strategy	12,394	59,617
Short-Term	75,686	748,539

	Shares	Value*

Total Return	16,056	$174,685

Total PIMCO Funds (cost—$2,586,662)		2,913,230

Total Investments (cost—$4,957,838)—99.4%		5,765,675

Other assets less liabilities—0.6%		36,183

Net Assets—100.0%		$5,801,858

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2030 Fund

February 28, 2011 (unaudited)

	Shares	Value*

ALLIANZ FUNDS (a)(b)—31.8%

AGIC Emerging Markets Opportunities	8,758	$227,967
AGIC Income & Growth	24,673	326,675
AGIC International	11,500	172,161
AGIC Opportunity (c)	8,758	220,010
AGIC Systematic Growth	5,070	73,260
NFJ Dividend Value	26,579	322,400
NFJ International Value	16,245	351,539
NFJ Renaissance	3,929	72,285
NFJ Small-Cap Value	6,498	206,167
RCM Global Resources (c)	11,953	232,732
RCM Large-Cap Growth	8,642	124,099

Total Allianz Funds (cost—$1,837,228)		2,329,295

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—18.6%

AGIC Emerging Growth (c)	7,402	111,244
AGIC International Growth Opportunities	6,075	206,792
NFJ Global Dividend Value	16,622	326,796
RCM Disciplined Equity	21,811	365,332
RCM International Opportunities	25,356	353,718

Total Allianz Funds Multi-Strategy Trust (cost—$1,002,105)		1,363,882

EXCHANGE-TRADED FUNDS (a)—6.3%

PIMCO 1-5 Year US TIPS Index (cost—$457,600)	8,679	462,157

OTHER MUTUAL FUNDS (d)—3.1%

ING Global Real Estate (cost—$200,969)	13,080	223,400

PIMCO FUNDS (a)(b)—39.4%

Commodity RealReturn Strategy	30,824	298,064
Floating Income	27,453	250,642
Foreign Bond (U.S. Dollar-Hedged)	20,777	216,287
Income	12,868	145,412
Real Return	64,346	735,481
RealEstateRealReturn Strategy	31,358	150,831
Short-Term	95,019	939,743
Total Return	13,369	145,456

Total PIMCO Funds (cost—$2,612,623)		2,881,916

Total Investments (cost—$6,110,525)—99.2%		7,260,650

Other assets less liabilities—0.8%		55,985

Net Assets—100.0%		$7,316,635

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2040 Fund

February 28, 2011 (unaudited)

	Shares	Value*

ALLIANZ FUNDS (a)(b)—44.8%

AGIC Emerging Markets Opportunities	9,822	$255,665
AGIC Income & Growth	24,474	324,040
AGIC International	15,980	239,224
AGIC Opportunity (c)	10,612	266,561
AGIC Systematic Growth	8,228	118,889
NFJ Dividend Value	31,771	385,380
NFJ International Value	18,634	403,242
NFJ Renaissance	4,776	87,882
NFJ Small-Cap Value	7,492	237,728
RCM Global Resources (c)	11,169	217,454
RCM Large-Cap Growth	8,276	118,844

Total Allianz Funds (cost—$2,055,537)		2,654,909

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—24.6%

AGIC Emerging Growth (c)	7,152	107,490
AGIC International Growth Opportunities	6,438	219,139
NFJ Global Dividend Value	17,066	335,525
RCM Disciplined Equity	22,984	384,980
RCM International Opportunities	29,306	408,827

Total Allianz Funds Multi-Strategy Trust (cost—$1,049,201)		1,455,961

EXCHANGE-TRADED FUNDS (a)—2.9%

PIMCO 1-5 Year US TIPS Index (cost—$172,701)	3,275	174,394

OTHER MUTUAL FUNDS (d)—4.6%

ING Global Real Estate (cost—$245,005)	15,912	271,775

PIMCO FUNDS (a)(b)—22.5%

Commodity RealReturn Strategy	38,771	374,911
Floating Income	31,973	291,916
RealEstateRealReturn Strategy	41,985	201,947
Short-Term	47,273	467,534

Total PIMCO Funds (cost—$1,145,621)		1,336,308

Total Investments (cost—$4,668,065)—99.4%		5,893,347

Other assets less liabilities—0.6%		33,700

Net Assets—100.0%		$5,927,047

Notes to Schedule of Investments:
(a) Affiliated fund.
(b) Institutional Class share of each mutual fund.
(c) Non-income producing.
(d) Class W share of each mutual fund.
Glossary:
TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions 2050 Fund

February 28, 2011 (unaudited)

	Shares	Value*

ALLIANZ FUNDS (a)(b)—48.2%

AGIC Emerging Markets Opportunities	10,516	$273,740
AGIC Income & Growth	26,610	352,321
AGIC International	17,952	268,735
AGIC Opportunity (c)	11,886	298,587
AGIC Systematic Growth	8,168	118,023
NFJ Dividend Value	34,091	413,526
NFJ International Value	19,140	414,188
NFJ Renaissance	4,754	87,470
NFJ Small-Cap Value	8,379	265,880
RCM Global Resources (c)	12,512	243,598
RCM Large-Cap Growth	8,193	117,646

Total Allianz Funds (cost—$2,218,164)		2,853,714

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—26.0%

AGIC Emerging Growth (c)	8,058	121,122
AGIC International Growth Opportunities	6,961	236,947
NFJ Global Dividend Value	17,973	353,343
RCM Disciplined Equity	24,676	413,330
RCM International Opportunities	29,761	415,162

Total Allianz Funds Multi-Strategy Trust (cost—$1,122,066)		1,539,904

OTHER MUTUAL FUNDS (d)—4.8%

ING Global Real Estate (cost—$255,929)	16,570	283,009

PIMCO FUNDS (a)(b)—20.6%

Commodity RealReturn Strategy	43,741	422,975
Floating Income	31,798	290,316
RealEstateRealReturn Strategy	44,221	212,703
Short-Term	29,351	290,287

Total PIMCO Funds (cost—$1,010,133)		1,216,281

Total Investments (cost—$4,606,292)—99.6%		5,892,908

Other assets less liabilities—0.4%		22,798

Net Assets—100.0%		$5,915,706

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions Core Allocation Fund

February 28, 2011 (unaudited)

	Shares	Value*

ALLIANZ FUNDS (a)(b)—37.1%

AGIC Emerging Markets Opportunities	322,556	$8,396,124
AGIC Income & Growth	648,321	8,583,776
AGIC International	668,250	10,003,706
AGIC Opportunity (c)	248,121	6,232,796
AGIC Systematic Growth	175,417	2,534,775
NFJ Dividend Value	511,908	6,209,440
NFJ International Value	749,919	16,228,248
NFJ Large Cap Value	340,181	5,000,659
NFJ Renaissance	203,272	3,740,206
NFJ Small-Cap Value	199,075	6,316,647
RCM Global Resources (c)	527,389	10,268,263
RCM Large-Cap Growth	595,888	8,556,953

Total Allianz Funds (cost—$69,235,396)		92,071,593

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—21.4%

AGIC Emerging Growth (c)	505,984	7,604,940
AGIC International Growth Opportunities	237,810	8,095,060
NFJ Global Dividend Value	569,954	11,205,292
RCM Disciplined Equity	597,515	10,008,378
RCM International Opportunities	1,154,794	16,109,373

Total Allianz Funds Multi-Strategy Trust (cost—$40,532,841)		53,023,043

EXCHANGE-TRADED FUNDS (a)—4.0%

PIMCO 1-5 Year US TIPS Index (cost—$9,773,270)	185,349	9,869,834

OTHER MUTUAL FUNDS (d)—3.5%

ING Global Real Estate (cost—$8,053,875)	515,425	8,787,993

PIMCO FUNDS (a)(b)—33.8%

Commodity RealReturn Strategy	395,398	3,823,500
Floating Income	1,196,152	10,920,864
Foreign Bond (U.S. Dollar-Hedged)	936,199	9,745,834
Income	760,705	8,595,966
Real Return	1,316,472	15,047,272
RealEstateRealReturn Strategy	541,323	2,603,764
Short-Term	2,477,955	24,506,974
Total Return	786,574	8,557,925

Total PIMCO Funds (cost—$77,887,493)		83,802,099

	Principal Amount (000s)	Value*

Repurchase Agreement—0.3%

State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $651,000; collateralized by U.S. Treasury Bonds, 4.50%, due 8/15/39, valued at $665,831 including accrued interest (cost—$651,000)	$651	$651,000

Total Investments (cost—$206,133,875)—100.1%		248,205,562

Liabilities in excess of other assets—(0.1)%		(161,352)

Net Assets—100.0%		$248,044,210

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class I share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz Global Investors Solutions Growth Allocation Fund

February 28, 2011 (unaudited)

	Shares	Value*

ALLIANZ FUNDS (a)(b)—49.4%

AGIC Emerging Markets Opportunities	20,283	$527,958
AGIC Income & Growth	35,471	469,639
AGIC International	35,430	530,390
AGIC Opportunity (c)	18,874	474,110
AGIC Systematic Growth	14,510	209,669
NFJ Dividend Value	60,545	734,415
NFJ International Value	38,847	840,644
NFJ Renaissance	11,438	210,468
NFJ Small-Cap Value	14,960	474,688
RCM Global Resources (c)	24,592	478,805
RCM Large-Cap Growth	21,874	314,107

Total Allianz Funds (cost—$4,417,238)		5,264,893

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—29.6%

AGIC Emerging Growth (c)	21,194	318,540
AGIC International Growth Opportunities	15,515	528,120
NFJ Global Dividend Value	37,253	732,403
RCM Disciplined Equity	43,825	734,070
RCM International Opportunities	60,383	842,345

Total Allianz Funds Multi-Strategy Trust (cost—$2,557,641)		3,155,478

OTHER MUTUAL FUNDS (d)—4.8%

ING Global Real Estate (cost—$472,951)	29,890	510,522

PIMCO FUNDS (a)(b)—14.3%

Commodity RealReturn Strategy	32,828	317,447
Floating Income	67,994	620,783
RealEstateRealReturn Strategy	44,850	215,727
Short-Term	37,637	372,236

Total PIMCO Funds (cost—$1,357,421)		1,526,193

	Principal Amount (000s)	Value*

Repurchase Agreement—1.1%

State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $116,000; collateralized by U.S. Treasury Bonds, 4.50%, due 8/15/39, valued at $120,150, including accrued interest (cost—$116,000)	$116	$116,000

Total Investments (cost—$8,921,251)—99.2%		10,573,086

Other assets less liabilities—0.8%		82,935

Net Assets—100.0%		$10,656,021

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Schedule of Investments

Allianz Global Investors Solutions Retirement Income Fund

February 28, 2011 (unaudited)

	Shares	Value*

ALLIANZ FUNDS (a)(b)—16.7%

AGIC Emerging Markets Opportunities	2,463	$64,108
AGIC Income & Growth	24,635	326,170
AGIC International	6,521	97,626
AGIC Opportunity (c)	3,319	83,364
NFJ Dividend Value	20,328	246,579
NFJ International Value	7,557	163,537
NFJ Small-Cap Value	4,003	127,020
RCM Global Resources (c)	8,656	168,527
RCM Large-Cap Growth	5,725	82,209

Total Allianz Funds (cost—$1,123,584)		1,359,140

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—7.6%

AGIC International Growth Opportunities	2,408	81,971
NFJ Global Dividend Value	8,397	165,076
RCM Disciplined Equity	12,308	206,163
RCM International Opportunities	11,774	164,249

Total Allianz Funds Multi-Strategy Trust (cost—$488,249)		617,459

EXCHANGE-TRADED FUNDS—16.8%

iShares Barclays TIPS Bond	1,722	186,234
PIMCO 1-5 Year US TIPS Index (a)	22,288	1,186,836

Total Exchange-Traded Funds (cost—$1,348,942)		1,373,070

OTHER MUTUAL FUNDS (d)—2.0%

ING Global Real Estate (cost—$150,653)	9,778	167,005

PIMCO FUNDS (a)(b)—56.4%

Commodity RealReturn Strategy	13,115	126,825
Floating Income	13,234	120,829
Foreign Bond (U.S. Dollar-Hedged)	31,026	322,979
Income	28,976	327,430
Real Return	180,678	2,065,149
RealEstateRealReturn Strategy	17,282	83,124
Short-Term	123,392	1,220,349
Total Return	30,075	327,219

Total PIMCO Funds (cost—$4,197,949)		4,593,904

Total Investments (cost—$7,309,377)—99.5%		8,110,578

Other assets less liabilities—0.5%		37,462

Net Assets—100.0%		$8,148,040

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share of each mutual fund.
(c)	Non-income producing.
(d)	Class W share of each mutual fund.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

Allianz AGIC Convertible Fund

February 28, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*

CONVERTIBLE BONDS—83.3%

Aerospace & Defense—1.2%
Triumph Group, Inc.,
2.625%, 10/1/26	NR/NR	$4,750	$7,689,062

Auto Components—2.5%
BorgWarner, Inc.,
3.50%, 4/15/12	NR/BBB	2,305	5,514,712
Titan International, Inc. (a)(d),
5.625%, 1/15/17	NR/B+	1,980	5,167,800
TRW Automotive, Inc. (a)(d),
3.50%, 12/1/15	Ba2/B+	2,560	5,296,000

			15,978,512

Automotive—1.5%
Ford Motor Co.,
4.25%, 12/15/36	Ba3/B+	2,320	4,222,400
Navistar International Corp.,
3.00%, 10/15/14	NR/B	4,050	5,680,125

			9,902,525

Biotechnology—0.8%
Illumina, Inc.,
0.625%, 2/15/14	NR/NR	1,590	5,054,212

Building & Construction—1.3%
MasTec, Inc.,
4.00%, 6/15/14	NR/NR	5,940	8,226,900

Building/Construction—1.2%
Lennar Corp. (a)(d),
2.75%, 12/15/20	B3/B+	6,705	7,777,800

Commercial Services—4.8%
Alliance Data Systems Corp.,
1.75%, 8/1/13	NR/NR	7,250	8,355,625
Dollar Financial Corp.,
3.00%, 4/1/28	NR/NR	6,355	8,301,219
Hertz Global Holdings, Inc.,
5.25%, 6/1/14	NR/B-	4,190	8,317,150
United Rentals, Inc.,
4.00%, 11/15/15	NR/NR	1,955	5,713,487

			30,687,481

Communications—6.1%
Digital River, Inc. (a)(d),
2.00%, 11/1/30	NR/NR	6,460	6,451,925
Interpublic Group of Cos., Inc.,
4.75%, 3/15/23	Ba2/BB	6,375	8,271,562
Priceline.com, Inc. (a)(d),
1.25%, 3/15/15	NR/BBB-	4,530	7,349,925
Symantec Corp.,
1.00%, 6/15/13	NR/BBB	7,585	9,168,369

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*

VeriSign, Inc.,
3.25%, 8/15/37	NR/NR	$6,535	$7,891,013

			39,132,794

Computers & Peripherals—3.7%
EMC Corp.,
1.75%, 12/1/13	NR/A-	5,240	9,183,100
NetApp, Inc.,
1.75%, 6/1/13	NR/NR	4,180	7,053,750
SanDisk Corp.,
1.50%, 8/15/17	NR/BB-	6,500	7,596,875

			23,833,725

Diversified Manufacturing—2.4%
Actuant Corp.,
2.00%, 11/15/23	NR/B+	5,065	7,331,588
Textron, Inc.,
4.50%, 5/1/13	NR/BBB-	3,700	7,922,625

			15,254,213

Electrical Equipment—2.5%
EnerSys,
3.375%, 6/1/38	B2/BB	7,075	8,428,094
General Cable Corp.,
0.875%, 11/15/13	Ba3/B+	4,105	4,546,287
4.50%, 11/15/29, VRN (b)	B2/B	2,360	3,330,550

			16,304,931

Energy—2.5%
Alpha Natural Resources, Inc.,
2.375%, 4/15/15	NR/BB	6,215	8,149,419
Peabody Energy Corp.,
4.75%, 12/15/41	Ba3/B+	5,935	7,656,150

			15,805,569

Food & Beverage—1.2%
Smithfield Foods, Inc.,
4.00%, 6/30/13	NR/B-	6,320	7,828,900

Healthcare—3.5%
Alere, Inc.,
3.00%, 5/15/16	NR/B-	5,915	6,632,194
Hologic, Inc.,
2.00%, 12/15/37	NR/BB+	6,610	7,741,963
Kinetic Concepts, Inc. (a)(d),
3.25%, 4/15/15	NR/BB-	6,745	7,967,531

			22,341,688

Healthcare & Hospitals—2.4%
AMERIGROUP Corp.,
2.00%, 5/15/12	NR/BB	5,835	8,183,588
Fisher Scientific International, Inc.,
3.25%, 3/1/24	Baa1/A-	5,350	7,449,875

			15,633,463

Schedule of Investments

Allianz AGIC Convertible Fund

February 28, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*

Hotels/Gaming—2.5%
Gaylord Entertainment Co. (a)(d),
3.75%, 10/1/14	NR/NR	$5,450	$8,052,375
Wyndham Worldwide Corp.,
3.50%, 5/1/12	Ba1/BBB-	3,110	7,934,388

			15,986,763

Insurance—1.2%
American Equity Investment Life Holding Co. (a)(d),
3.50%, 9/15/15	NR/NR	6,320	7,757,800

Machinery—2.0%
AGCO Corp.,
1.25%, 12/15/36	NR/BB+	5,575	8,209,188
Roper Industries, Inc., zero coupon,
1/15/34	Ba1/BB+	4,655	4,876,112

			13,085,300

Materials & Processing—3.3%
Alcoa, Inc.,
5.25%, 3/15/14	Baa3/NR	2,675	7,259,281
Allegheny Technologies, Inc.,
4.25%, 6/1/14	NR/BBB-	3,145	5,515,544
Steel Dynamics, Inc.,
5.125%, 6/15/14	NR/BB+	6,520	8,329,300

			21,104,125

Multi-Media—3.5%
Liberty Media LLC,
3.125%, 3/30/23	B1/BB-	7,220	8,934,750
3.50%, 1/15/31	B1/BB-	14,380	8,196,600
XM Satellite Radio, Inc. (a)(d),
7.00%, 12/1/14	NR/BB-	3,885	5,397,314

			22,528,664

Oil & Gas—6.4%
Cameron International Corp.,
2.50%, 6/15/26	Baa1/BBB+	4,965	8,334,994
Chesapeake Energy Corp.,
2.50%, 5/15/37	Ba3/BB	6,075	6,796,406
Oil States International, Inc.,
2.375%, 7/1/25	NR/NR	3,530	8,171,950
Petroleum Development Corp. (a)(d),
3.25%, 5/15/16	NR/NR	4,400	5,747,500
Pioneer Natural Resources Co.,
2.875%, 1/15/38	NR/BB+	4,500	8,049,375
Western Refining, Inc.,
5.75%, 6/15/14	NR/CCC+	2,550	4,341,375

			41,441,600

Pharmaceuticals—6.2%
BioMarin Pharmaceutical, Inc.,
1.875%, 4/23/17	NR/B-	4,885	6,533,688

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*

Endo Pharmaceuticals Holdings, Inc.,
1.75%, 4/15/15	NR/NR	$5,465	$7,268,450
Mylan, Inc.,
1.25%, 3/15/12	NR/BB-	1,905	2,152,650
3.75%, 9/15/15	NR/BB-	3,085	5,745,812
Salix Pharmaceuticals Ltd.,
2.75%, 5/15/15	NR/NR	1,970	2,115,287
Valeant Pharmaceuticals International, Inc. (a)(d),
5.375%, 8/1/14	NR/NR	2,765	7,945,919
Viropharma, Inc.,
2.00%, 3/15/17	NR/NR	7,040	8,324,800

			40,086,606

Real Estate Investment Trust—3.8%
Boston Properties L.P.,
3.75%, 5/15/36	NR/A-	7,100	8,253,750
Developers Diversified Realty Corp.,
1.75%, 11/15/40	NR/NR	7,905	8,497,875
Host Hotels & Resorts L.P. (a)(d),
2.50%, 10/15/29	NR/BB+	5,365	7,779,250

			24,530,875

Retail—1.1%
Saks, Inc.,
2.00%, 3/15/24	B3/BB-	6,700	7,453,750

Technology—8.6%
Cadence Design Systems, Inc. (a)(d),
2.625%, 6/1/15	NR/NR	5,275	7,708,094
Concur Technologies, Inc. (a)(d),
2.50%, 4/15/15	NR/NR	6,390	7,675,987
Intel Corp.,
3.25%, 8/1/39	A2/A-	4,190	5,101,325
Micron Technology, Inc.,
4.25%, 10/15/13	NR/B+	2,220	5,114,325
Nuance Communications, Inc.,
2.75%, 8/15/27	NR/BB-	6,680	8,241,450
Rovi Corp. (a)(d),
2.625%, 2/15/40	NR/NR	5,900	8,001,875
Salesforce.com, Inc. (a)(d),
0.75%, 1/15/15	NR/NR	4,385	7,328,431
Teradyne, Inc.,
4.50%, 3/15/14	NR/NR	1,855	6,466,994

			55,638,481

Telecommunications—5.3%
Anixter International, Inc.,
1.00%, 2/15/13	NR/B+	6,390	8,147,250
Ciena Corp.,
0.875%, 6/15/17	NR/B	4,215	4,109,625
Ixia (a)(d),
3.00%, 12/15/15	NR/NR	7,065	8,230,725

Schedule of Investments

Allianz AGIC Convertible Fund

February 28, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*

JDS Uniphase Corp.,
1.00%, 5/15/26	NR/NR	$5,490	$6,203,700
SBA Communications Corp.,
1.875%, 5/1/13	NR/NR	6,490	7,471,612

			34,162,912

Toys—0.5%
Jakks Pacific, Inc. (a)(d),
4.50%, 11/1/14	NR/NR	2,300	3,162,500

Wholesale—1.3%
WESCO International, Inc.,
6.00%, 9/15/29	NR/B	3,765	8,414,775

Total Convertible Bonds (cost—$444,862,671)			536,805,926

		Shares
CONVERTIBLE PREFERRED STOCK—11.2%

Automobiles—1.4%
General Motors Co., Ser. B,
4.75%, 12/1/13	NR/NR	177,145	9,013,138

Capital Markets—1.2%
AMG Capital Trust I,
5.10%, 4/15/11	NR/BB	149,025	7,681,583

Commercial Banks—1.3%
Fifth Third Bancorp, Ser. G (c),
8.50%, 6/30/13	Ba1/BB	56,115	8,613,652

Diversified Financial Services—1.3%
Citigroup, Inc.,
7.50%, 12/15/12	NR/NR	59,655	8,023,597

Food Products—1.3%
Archer-Daniels-Midland Co.,
6.25%, 6/1/11	NR/BBB+	185,185	8,535,177

Household Durables—1.3%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	Baa3/BBB+	72,280	8,499,405

Oil, Gas & Consumable Fuels—1.2%
Apache Corp., Ser. D,
6.00%, 8/1/13	NR/NR	115,330	7,856,280

Road/Rail—2.2%
2010 Swift Mandatory Common Exchange Security Trust (a)(d),
6.00%, 12/31/13	NR/NR	580,495	8,095,003
Kansas City Southern (c),
5.125%, 2/20/11	NR/B-	3,220	5,809,395

			13,904,398

Total Convertible Preferred Stock (cost—$61,544,917)			72,127,230

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—7.2%

Convertible Bonds—2.3%

Biotechnology—1.2%
United Therapeutics Corp.,
0.50%, 10/15/11	NR/NR	$4,145	$7,466,181

Oil & Gas—1.1%
Core Laboratories L.P.,
0.25%, 10/31/11	NR/NR	3,175	7,151,688

Total Convertible Bonds (cost—$11,297,679)			14,617,869

Repurchase Agreement—4.9%
State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $31,598,009; collateralized by U.S. Treasury Bonds, 4.50%, due 8/15/39, valued at $32,230,238 including accrued interest (cost—$31,598,000)		31,598	31,598,000

Total Short-Term Investments (cost—$42,895,679)			46,215,869

Total Investments (cost—$549,303,267)—101.7%			655,149,025

Liabilities in excess of other assets—(1.7)%			(11,116,216)

Net Assets—100.0%			$644,032,809

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(c)	Perpetual maturity. Maturity date shown is the first call date.
(d)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $132,893,754, representing 20.6% of net assets.

Glossary:

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2011.

Schedule of Investments

Allianz AGIC Emerging Growth Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—96.7%

Aerospace & Defense—1.3%
AAR Corp. (a)	5,100	$139,179
Triumph Group, Inc.	1,500	129,885

		269,064

Auto Components—0.7%
Modine Manufacturing Co. (a)	9,400	139,120

Biotechnology—1.3%
BioMarin Pharmaceutical, Inc. (a)	3,900	95,394
Incyte Corp. Ltd. (a)	6,200	84,816
Regeneron Pharmaceuticals, Inc. (a)	2,700	97,929

		278,139

Capital Markets—1.3%
BGC Partners, Inc., Class A	15,100	144,356
MF Global Holdings Ltd. (a)	14,100	122,247

		266,603

Chemicals—3.9%
Ferro Corp. (a)	10,700	170,344
Koppers Holdings, Inc.	3,000	121,230
LSB Industries, Inc. (a)	4,500	136,260
PolyOne Corp. (a)	9,300	129,084
Terra Nitrogen Co. L.P.	1,200	143,376
TPC Group, Inc. (a)	4,100	119,105

		819,399

Commercial Services & Supplies—2.6%
Deluxe Corp.	5,200	132,860
Knoll, Inc.	7,800	161,226
Metalico, Inc. (a)	20,700	131,652
Steelcase, Inc., Class A	12,800	124,288

		550,026

Communications Equipment—3.1%
ADTRAN, Inc.	3,100	140,988
Finisar Corp. (a)	3,800	155,876
Ixia (a)	7,500	131,625
Powerwave Technologies, Inc. (a)	38,900	143,541
Riverbed Technology, Inc. (a)	2,100	86,709

		658,739

Construction & Engineering—1.5%
Chicago Bridge & Iron Co. NV (a)	4,100	145,632
MasTec, Inc. (a)	8,900	165,718

		311,350

Consumer Finance—1.5%
Dollar Financial Corp. (a)	7,350	157,217
First Cash Financial Services, Inc. (a)	5,100	166,974

		324,191

Containers & Packaging—1.8%
Boise, Inc.	14,700	132,006

	Shares	Value*

Graham Packaging Co., Inc. (a)	7,800	$132,522
Rock-Tenn Co., Class A	1,700	116,705

		381,233

Diversified Consumer Services—0.6%
Sotheby’s	2,500	123,050

Diversified Telecommunication Services—0.7%
AboveNet, Inc.	2,300	149,247

Electrical Equipment—2.0%
Belden, Inc.	4,600	168,498
EnerSys (a)	3,600	127,800
GrafTech International Ltd. (a)	6,200	124,062

		420,360

Electronic Equipment, Instruments & Components—4.3%
Anixter International, Inc.	1,900	136,078
Daktronics, Inc.	7,700	88,165
Kemet Corp. (a)	10,500	145,950
Newport Corp. (a)	7,500	124,875
OSI Systems, Inc. (a)	3,400	127,908
Sanmina-SCI Corp. (a)	8,900	139,018
Vishay Intertechnology, Inc. (a)	8,200	143,090

		905,084

Energy Equipment & Services—1.2%
RPC, Inc.	6,300	123,354
Willbros Group, Inc. (a)	11,200	127,232

		250,586

Food Products—2.5%
B&G Foods, Inc.	9,000	135,000
Darling International, Inc. (a)	10,600	147,234
Diamond Foods, Inc.	2,500	127,375
Hain Celestial Group, Inc. (a)	4,100	122,262

		531,871

Health Care Equipment & Supplies—0.9%
Hill-Rom Holdings, Inc.	2,900	110,403
Natus Medical, Inc. (a)	5,500	87,230

		197,633

Health Care Providers & Services—1.7%
Air Methods Corp. (a)	1,900	110,276
Health Management Associates, Inc., Class A (a)	14,400	144,000
MWI Veterinary Supply, Inc. (a)	1,600	110,752

		365,028

Hotels, Restaurants & Leisure—2.8%
Buffalo Wild Wings, Inc. (a)	2,200	116,578
DineEquity, Inc. (a)	2,000	114,420
Gaylord Entertainment Co. (a)	4,100	147,723
Ruby Tuesday, Inc. (a)	6,800	90,848

Schedule of Investments

Allianz AGIC Emerging Growth Fund

February 28, 2011 (unaudited)

	Shares	Value*

Six Flags Entertainment Corp.	2,100	$130,956

		600,525

Internet Software & Services—2.7%
IAC/InterActiveCorp. (a)	4,100	127,387
Internap Network Services Corp. (a)	17,600	119,680
IntraLinks Holdings, Inc. (a)	6,300	177,597
SAVVIS, Inc. (a)	4,800	155,952

		580,616

IT Services—3.1%
Camelot Information Systems, Inc. ADR (a)	6,000	125,100
iGate Corp.	5,200	94,120
Sapient Corp. (a)	10,800	127,980
VeriFone Systems, Inc. (a)	3,400	154,496
Wright Express Corp. (a)	2,900	147,900

		649,596

Leisure Equipment & Products—0.6%
Polaris Industries, Inc.	1,700	128,265

Life Sciences Tools & Services—0.7%
Bruker Corp. (a)	7,500	143,925

Machinery—8.6%
ArvinMeritor, Inc. (a)	7,300	130,816
Chart Industries, Inc. (a)	4,000	181,560
CIRCOR International, Inc.	2,900	114,985
Colfax Corp. (a)	4,600	102,028
Greenbrier Cos., Inc. (a)	6,900	172,362
Manitowoc Co., Inc.	7,900	156,499
NACCO Industries, Inc., Class A	1,300	161,915
Nordson Corp.	1,700	185,147
Robbins & Myers, Inc.	4,000	170,520
Sauer-Danfoss, Inc. (a)	4,100	125,173
Titan International, Inc.	6,500	156,130
Wabash National Corp. (a)	14,300	149,006

		1,806,141

Marine—0.7%
Seaspan Corp.	9,900	158,598

Media—2.7%
Knology, Inc. (a)	9,300	129,456
Liberty Media Corp.—Capital, Ser. A (a)	3,400	246,704
Sinclair Broadcast Group, Inc., Class A	15,100	195,394

		571,554

Metals & Mining—2.8%
Century Aluminum Co. (a)	7,500	127,125
Globe Specialty Metals, Inc.	7,200	167,688
Horsehead Holding Corp. (a)	11,800	195,172

	Shares	Value*

Worthington Industries, Inc.	5,000	$96,800

		586,785

Oil, Gas & Consumable Fuels—9.9%
Atlas Pipeline Partners L.P.	4,400	129,756
Berry Petroleum Co., Class A	2,400	124,776
BPZ Resources, Inc. (a)	16,000	104,000
Brigham Exploration Co. (a)	4,100	149,978
Carrizo Oil & Gas, Inc. (a)	3,200	119,104
Clayton Williams Energy, Inc. (a)	1,400	148,512
Georesources, Inc. (a)	4,500	141,615
Gulfport Energy Corp. (a)	5,600	165,704
International Coal Group, Inc. (a)	18,500	182,595
Northern Oil and Gas, Inc. (a)	3,900	123,903
Patriot Coal Corp. (a)	5,900	139,240
Petroleum Development Corp. (a)	2,900	136,097
Swift Energy Co. (a)	2,600	111,670
Western Refining, Inc. (a)	10,100	164,327
World Fuel Services Corp.	3,400	140,896

		2,082,173

Pharmaceuticals—1.5%
Endo Pharmaceuticals Holdings, Inc. (a)	2,700	95,904
Jazz Pharmaceuticals, Inc. (a)	6,300	155,169
Salix Pharmaceuticals Ltd. (a)	2,000	66,680

		317,753

Professional Services—2.2%
Acacia Research—Acacia Technologies (a)	3,500	102,620
Korn/Ferry International (a)	7,000	160,020
SFN Group, Inc. (a)	14,100	195,003

		457,643

Real Estate Management & Development—0.8%
Forest City Enterprises, Inc., Class A (a)	8,900	168,210

Road & Rail—1.5%
Avis Budget Group, Inc. (a)	8,900	136,348
Genesee & Wyoming, Inc., Class A (a)	2,000	104,180
RailAmerica, Inc. (a)	5,300	79,500

		320,028

Semiconductors & Semiconductor Equipment—5.2%
Advanced Energy Industries, Inc. (a)	8,500	137,020
Daqo New Energy Corp. ADR (a)	5,900	71,744
Entropic Communications, Inc. (a)	22,500	208,350
JA Solar Holdings Co., Ltd. ADR (a)	15,000	105,900
LDK Solar Co., Ltd. ADR (a)	9,900	129,888
Photronics, Inc. (a)	20,600	184,164
Renesola Ltd. ADR (a)	12,200	134,810

Schedule of Investments

Allianz AGIC Emerging Growth Fund

February 28, 2011 (unaudited)

	Shares	Value*

TriQuint Semiconductor, Inc. (a)	8,700	$123,975

		1,095,851

Software—7.5%
Ariba, Inc. (a)	4,700	145,465
Aspen Technology, Inc. (a)	9,800	149,254
Cadence Design Systems, Inc. (a)	17,300	172,135
Compuware Corp. (a)	9,200	103,592
Magic Software Enterprises Ltd. (a)	9,700	73,720
Magma Design Automation, Inc. (a)	27,800	184,870
Mentor Graphics Corp. (a)	11,300	179,670
Quest Software, Inc. (a)	4,900	131,271
THQ, Inc. (a)	23,300	134,208
TIBCO Software, Inc. (a)	6,100	150,182
Verint Systems, Inc. (a)	4,900	168,462

		1,592,829

Specialty Retail—2.8%
AnnTaylor Stores Corp. (a)	5,000	116,050
Express, Inc.	7,000	125,860
Lithia Motors, Inc., Class A	8,500	128,690
PEP Boys-Manny Moe & Jack	7,100	88,963
Sally Beauty Holdings, Inc. (a)	9,700	125,809

		585,372

Textiles, Apparel & Luxury Goods—1.8%
Deckers Outdoor Corp. (a)	1,600	141,152
Oxford Industries, Inc.	5,400	130,248
Steven Madden Ltd. (a)	2,300	99,222

		370,622

Thrifts & Mortgage Finance—0.4%
MGIC Investment Corp. (a)	9,900	85,041

Trading Companies & Distributors—4.9%
Aircastle Ltd.	9,000	108,720
RSC Holdings, Inc. (a)	11,200	152,656
Rush Enterprises, Inc., Class A (a)	7,200	135,144
TAL International Group, Inc.	4,700	163,936
Titan Machinery, Inc. (a)	6,100	156,953
United Rentals, Inc. (a)	5,000	154,900
WESCO International, Inc. (a)	2,800	163,016

		1,035,325

Transportation Infrastructure—0.6%
Macquarie Infrastructure Co. LLC (a)	5,600	133,952

Total Common Stock (cost—$14,515,868)		20,411,527

	Principal Amount (000s)	Value*

Repurchase Agreement—4.6%
State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $976,000; collateralized by U.S. Treasury Bonds, 4.50%, due 8/15/39, valued at $996,244 including accrued interest (cost—$976,000)	$976	$976,000

Total Investments (cost—$15,491,868)—101.3%		21,387,527

Liabilities in excess of other assets—(1.3)%		(270,920)

Net Assets—100.0%		$21,116,607

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC Focused Opportunity Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—97.3%

Aerospace & Defense—3.1%
AerCap Holdings NV (a)	11,725	$159,108

Airlines—2.0%
Copa Holdings S.A., Class A	1,925	102,660

Biotechnology—1.8%
BioMarin Pharmaceutical, Inc. (a)	3,775	92,336

Capital Markets—2.8%
Och-Ziff Capital Management Group LLC	9,050	145,795

Chemicals—2.2%
Intrepid Potash, Inc. (a)	2,950	113,870

Commercial Services & Supplies—2.1%
Mobile Mini, Inc. (a)	4,875	110,858

Communications Equipment—5.3%
Acme Packet, Inc. (a)	975	73,359
Ciena Corp. (a)	7,025	193,679
Sycamore Networks, Inc.	200	4,271

		271,309

Construction & Engineering—1.6%
Chicago Bridge & Iron Co. NV (a)	2,325	82,584

Diversified Consumer Services—2.2%
American Public Education, Inc. (a)	2,650	112,413

Electrical Equipment—1.7%
Polypore International, Inc. (a)	1,500	87,660

Food & Staples Retailing—1.5%
Whole Foods Market, Inc.	1,325	77,592

Health Care Equipment & Supplies—8.8%
Abaxis, Inc. (a)	3,425	90,831
Align Technology, Inc. (a)	4,925	102,686
Intuitive Surgical, Inc. (a)	400	131,180
NuVasive, Inc. (a)	4,775	127,636

		452,333

Hotels, Restaurants & Leisure—4.7%
International Game Technology	8,775	144,437
Life Time Fitness, Inc. (a)	2,575	98,751

		243,188

Household Durables—1.7%
Tempur-Pedic International, Inc. (a)	1,925	90,359

	Shares	Value*

Internet & Catalog Retail—2.4%
Shutterfly, Inc. (a)	2,900	$123,830

Internet Software & Services—5.1%
Constant Contact, Inc. (a)	4,000	115,720
VistaPrint NV (a)	2,900	148,509

		264,229

IT Services—1.2%
Syntel, Inc.	1,225	64,496

Machinery—3.2%
Terex Corp. (a)	2,450	82,688
Wabash National Corp. (a)	8,075	84,141

		166,829

Metals & Mining—2.0%
Globe Specialty Metals, Inc.	4,350	101,312

Oil, Gas & Consumable Fuels—13.7%
Carrizo Oil & Gas, Inc. (a)	4,100	152,602
Comstock Resources, Inc. (a)	6,625	175,894
International Coal Group, Inc. (a)	5,525	54,532
PetroHawk Energy Corp. (a)	14,875	321,300

		704,328

Pharmaceuticals—2.2%
Salix Pharmaceuticals Ltd. (a)	3,450	115,023

Professional Services—1.7%
Resources Connection, Inc.	4,550	87,770

Road & Rail—1.9%
Knight Transportation, Inc.	5,175	96,307

Semiconductors & Semiconductor Equipment—5.8%
Netlogic Microsystems, Inc. (a)	3,375	139,691
Teradyne, Inc. (a)	8,550	159,287

		298,978

Software—7.1%
BMC Software, Inc. (a)	2,900	143,550
BroadSoft, Inc. (a)	3,350	118,255
Citrix Systems, Inc. (a)	1,450	101,732

		363,537

Specialty Retail—1.2%
Cabela’s, Inc. (a)	2,300	62,399

Textiles, Apparel & Luxury Goods—2.9%
CROCS, Inc. (a)	5,525	97,516
Under Armour, Inc., Class A (a)	750	49,673

		147,189

Thrifts & Mortgage Finance—3.9%
MGIC Investment Corp. (a)	23,175	199,073

Schedule of Investments

Allianz AGIC Focused Opportunity Fund

February 28, 2011 (unaudited)

	Shares	Value*

Trading Companies & Distributors—1.5%
United Rentals, Inc. (a)	2,450	$75,901

Total Investments (cost—$4,792,490)—97.3%		5,013,266

Other assets less liabilities—2.7%		141,135

Net Assets—100.0%		$5,154,401

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

Allianz AGIC High Yield Bond Fund

February 28, 2011 (unaudited)

		Principal
	Credit Rating	Amount
	(Moody’s/S&P)	(000s)	Value*

CORPORATE BONDS & NOTES—94.1%

Aerospace & Defense—2.9%
BE Aerospace, Inc.,
8.50%, 7/1/18	Ba3/BB	$675	$747,563
TransDigm, Inc. (a)(c),
7.75%, 12/15/18	B3/B-	905	979,662
Triumph Group, Inc.,
8.00%, 11/15/17	B1/B+	1,420	1,537,150

			3,264,375

Apparel & Textiles—1.2%
Oxford Industries, Inc.,
11.375%, 7/15/15	B1/BB-	245	276,850
Quiksilver, Inc.,
6.875%, 4/15/15	Caa1/CCC+	1,095	1,092,262

			1,369,112

Auto Components—3.2%
American Axle & Manufacturing, Inc.,
7.875%, 3/1/17	B3/B-	1,715	1,783,600
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18	B2/B+	865	938,525
Titan International, Inc. (a)(c),
7.875%, 10/1/17	B1/B+	880	957,000

			3,679,125

Automotive—1.2%
Navistar International Corp.,
8.25%, 11/1/21	B1/BB-	1,205	1,340,562

Building & Construction—3.6%
Beazer Homes USA, Inc. (a)(c),
9.125%, 5/15/19	Caa2/CCC	760	787,550
Dycom Investments, Inc. (a)(c),
7.125%, 1/15/21	Ba3/BB-	1,390	1,426,488
MasTec, Inc.,
7.625%, 2/1/17	B1/B+	655	664,825
Standard Pacific Corp.,
8.375%, 5/15/18	B3/B	710	756,150
8.375%, 5/15/18 (a)(c)	B3/B	480	511,200

			4,146,213

Chemicals—2.6%
Hexion US Finance Corp.,
8.875%, 2/1/18	B3/CCC+	965	1,040,994
Huntsman International LLC,
8.625%, 3/15/20	B3/B-	785	875,275
Momentive Performance Materials, Inc.,
11.50%, 12/1/16	Caa2/CCC	1,000	1,090,000

			3,006,269

		Principal
	Credit Rating	Amount
	(Moody’s/S&P)	(000s)	Value*

Commercial Services—10.4%
Avis Budget Car Rental LLC,
7.75%, 5/15/16	B3/B	$1,615	$1,691,713
Cardtronics, Inc.,
8.25%, 9/1/18	B2/BB-	960	1,046,400
Cenveo Corp. (a)(c),
10.50%, 8/15/16	Caa1/CCC+	1,490	1,512,350
Deluxe Corp.,
7.375%, 6/1/15	Ba1/BB-	595	623,262
Hertz Corp. (a)(c),
6.75%, 4/15/19	B2/B-	990	1,014,750
Interactive Data Corp. (a)(c),
10.25%, 8/1/18	Caa1/B-	565	635,625
KAR Auction Services, Inc.,
8.75%, 5/1/14	B3/CCC+	830	866,312
National Money Mart Co.,
10.375%, 12/15/16	B2/B+	1,060	1,184,550
PHH Corp. (a)(c),
9.25%, 3/1/16	Ba2/BB+	780	850,200
RSC Equipment Rental, Inc.,
8.25%, 2/1/21 (a)(c)	Caa1/B-	590	626,875
9.50%, 12/1/14	Caa1/B-	746	787,030
United Rentals North America, Inc.,
8.375%, 9/15/20	Caa1/CCC+	1,025	1,090,344

			11,929,411

Communications—1.1%
Affinion Group, Inc.,
11.50%, 10/15/15	Caa1/B-	1,170	1,237,275

Consumer Products—1.4%
Jarden Corp.,
7.50%, 5/1/17	B2/B	430	459,562
Revlon Consumer Products Corp.,
9.75%, 11/15/15	B3/B	1,095	1,193,550

			1,653,112

Diversified Manufacturing—0.6%
Polypore International, Inc. (a)(c),
7.50%, 11/15/17	B3/B-	645	670,800

Electrical Equipment—0.6%
General Cable Corp.,
7.125%, 4/1/17	Ba3/B+	620	640,925

Electronics—3.5%
Kemet Corp.,
10.50%, 5/1/18	B1/B	1,495	1,704,300
NXP BV (a)(c),
9.75%, 8/1/18	B3/B-	1,000	1,147,500

Schedule of Investments

Allianz AGIC High Yield Bond Fund

February 28, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*

Sanmina-SCI Corp.,
8.125%, 3/1/16	B2/CCC+	$1,105	$1,143,675

			3,995,475

Energy—1.5%
Cloud Peak Energy Resources LLC,
8.25%, 12/15/17	B1/BB-	510	557,175
Patriot Coal Corp.,
8.25%, 4/30/18	B3/B+	1,080	1,161,000

			1,718,175

Financial Services—5.4%
American General Finance Corp.,
6.90%, 12/15/17	B3/B	1,220	1,101,050
BAC Capital Trust XI,
6.625%, 5/23/36	Baa3/BB+	530	522,947
CIT Group, Inc.,
7.00%, 5/1/16	B3/B+	1,600	1,618,000
International Lease Finance Corp.,
8.25%, 12/15/20	B1/BB+	1,055	1,175,006
8.625%, 9/15/15 (a)(c)	B1/BB+	545	615,850
SLM Corp.,
8.45%, 6/15/18	Ba1/BBB-	1,000	1,101,512

			6,134,365

Healthcare—0.8%
Hanger Orthopedic Group, Inc.,
7.125%, 11/15/18	NR/B	835	862,138

Healthcare & Hospitals—0.8%
HCA, Inc.,
9.25%, 11/15/16	B2/BB-	860	933,100

Hotels/Gaming—2.2%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	Caa1/B	315	359,100
12.75%, 4/15/18 (a)(c)	Ca/CCC	1,005	1,062,788
MGM Resorts International,
11.375%, 3/1/18	Caa1/CCC+	955	1,088,700

			2,510,588

Household Products—0.7%
Libbey Glass, Inc.,
10.00%, 2/15/15	B2/B	765	839,588

Internet Software & Services—0.4%
Equinix, Inc.,
8.125%, 3/1/18	Ba2/B+	465	506,850

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*

Leisure—2.0%
NCL Corp. Ltd.,
9.50%, 11/15/18 (a)(c)	Caa1/B	$715	$777,563
11.75%, 11/15/16	B2/B+	520	616,850
Travelport LLC,
9.875%, 9/1/14	B3/CCC+	930	912,562

			2,306,975

Leisure Equipment & Products—0.3%
Scientific Games Corp. (a)(c),
8.125%, 9/15/18	B1/BB-	330	353,100

Multi-Media—6.0%
Cablevision Systems Corp.,
8.625%, 9/15/17	B1/B+	1,155	1,299,375
Cambium Learning Group, Inc. (a)(c),
9.75%, 2/15/17	B2/B	1,230	1,249,988
CCO Holdings LLC,
7.00%, 1/15/19	B2/B+	545	557,262
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	B2/B	1,140	1,271,100
DISH DBS Corp.,
7.125%, 2/1/16	Ba3/BB-	1,500	1,608,750
Mediacom Broadband LLC,
8.50%, 10/15/15	B3/B-	780	815,100

			6,801,575

Oil & Gas—13.0%
Allis-Chalmers Energy, Inc.,
9.00%, 1/15/14	Caa1/B-	810	833,287
Basic Energy Services, Inc. (a)(c),
7.75%, 2/15/19	B3/B-	375	390,000
BreitBurn Energy Partners L.P. (a)(c),
8.625%, 10/15/20	B3/B	1,665	1,758,656
Carrizo Oil & Gas, Inc. (a)(c),
8.625%, 10/15/18	B3/B-	1,580	1,686,650
Concho Resources, Inc.,
7.00%, 1/15/21	B3/BB	1,300	1,365,000
Energy Transfer Equity L.P.,
7.50%, 10/15/20	Ba2/BB-	885	963,544
Energy XXI Gulf Coast, Inc. (a)(c),
9.25%, 12/15/17	Caa1/B	1,205	1,298,388
Exterran Holdings, Inc. (a)(c),
7.25%, 12/1/18	Ba3/BB	1,170	1,202,175
Frac Tech Services LLC (a)(c),
7.125%, 11/15/18	B2/B+	1,465	1,519,938
Petrohawk Energy Corp.,
7.25%, 8/15/18	B3/B+	1,025	1,066,000
Pioneer Drilling Co.,
9.875%, 3/15/18	NR/B	870	952,650

Schedule of Investments

Allianz AGIC High Yield Bond Fund

February 28, 2011 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*

United Refining Co. (a)(b)(c),
10.50%, 2/28/18	B3/B	$985	$980,075
Venoco, Inc. (a)(c),
8.875%, 2/15/19	Caa1/B	850	863,812

			14,880,175

Paper/Paper Products—2.0%
Neenah Paper, Inc.,
7.375%, 11/15/14	B1/BB-	775	795,344
Verso Paper Holdings LLC (a)(c),
8.75%, 2/1/19	B2/B	1,445	1,517,250

			2,312,594

Pharmaceuticals—0.4%
Endo Pharmaceuticals Holdings, Inc. (a)(c),
7.00%, 12/15/20	Ba2/BB+	390	409,013

Real Estate Investment Trust—0.5%
CB Richard Ellis Services, Inc.,
11.625%, 6/15/17	Ba2/B+	485	574,119

Retail—4.5%
Brown Shoe Co., Inc.,
8.75%, 5/1/12	B3/B+	555	561,938
DineEquity, Inc. (a)(c),
9.50%, 10/30/18	B3/CCC+	1,075	1,169,063
Inergy L.P. (a)(c),
6.875%, 8/1/21	Ba3/B+	760	778,050
Neiman Marcus Group, Inc.,
10.375%, 10/15/15	Caa2/CCC+	1,580	1,680,725
Rite Aid Corp.,
8.625%, 3/1/15	Caa3/CCC	965	899,862

			5,089,638

Technology—4.1%
Advanced Micro Devices, Inc.,
8.125%, 12/15/17	Ba3/B+	1,300	1,391,000
First Data Corp.,
9.875%, 9/24/15	Caa1/B-	1,295	1,314,425
Freescale Semiconductor, Inc.,
8.875%, 12/15/14	Caa2/CCC	745	783,181
10.125%, 3/15/18 (a)(c)	B1/B-	1,000	1,150,000

			4,638,606

Telecommunications—11.2%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	B3/CCC+	1,790	1,725,112
Crown Castle International Corp.,
9.00%, 1/15/15	B1/B-	500	565,000
Global Crossing Ltd.,
12.00%, 9/15/15	B2/B	1,050	1,210,125

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value*

Hughes Network Systems LLC,
9.50%, 4/15/14	B1/B	$1,890	$1,982,138
Intelsat Jackson Holdings S.A.,
9.50%, 6/15/16	B3/B+	735	780,937
ITC Deltacom, Inc.,
10.50%, 4/1/16	B3/B-	1,135	1,251,338
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	B2/B	1,415	1,381,394
Nextel Communications, Inc.,
7.375%, 8/1/15	Ba2/BB-	965	972,237
NII Capital Corp.,
8.875%, 12/15/19	B2/BB-	720	799,200
West Corp.,
11.00%, 10/15/16	Caa1/B-	935	1,022,656
Windstream Corp.,
8.625%, 8/1/16	Ba3/B+	1,070	1,136,875

			12,827,012

Trading Companies & Distributors—0.8%
Aircastle Ltd.,
9.75%, 8/1/18	Ba3/BB+	810	907,200

Transportation—3.2%
Kansas City Southern Railway,
8.00%, 6/1/15	B1/BB-	670	730,300
Quality Distribution LLC (a)(c),
9.875%, 11/1/18	Caa1/B-	1,500	1,582,500
Swift Services Holdings, Inc. (a)(c),
10.00%, 11/15/18	Caa1/B-	1,260	1,386,000

			3,698,800

Utilities—1.2%
Edison Mission Energy,
7.00%, 5/15/17	B3/B-	1,150	940,125
Texas Competitive Electric Holdings Co. LLC (a)(c),
15.00%, 4/1/21	Caa3/CCC-	500	447,500

			1,387,625

Wholesale—0.8%
WESCO Distribution, Inc.,
7.50%, 10/15/17	B1/B	890	922,262

Total Corporate Bonds & Notes (cost—$100,474,162)			107,546,152

Schedule of Investments

Allianz AGIC High Yield Bond Fund

February 28, 2011 (unaudited)

	Principal Amount (000s)	Value*

Repurchase Agreement—1.7%
State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $1,965,001; collateralized by U.S. Treasury Bonds 4.50%, due 8/15/39, valued at $2,007,506 including accrued interest (cost—$1,965,000)	$1,965	$1,965,000

Total Investments (cost—$102,439,162)—95.8%		109,511,152

Other assets less liabilities—4.2%		4,785,172

Net Assets—100.0%		$114,296,324

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Delayed-delivery. To be delivered after February 28, 2011.
(c)	Private Placement—Restricted as to resale and may not have a readily available market. Security with an aggregate value of $33,318,359 representing 29.2% of net assets.

Glossary:

NR—Not Rated

Schedule of Investments

Allianz AGIC International Growth Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—97.9%

Australia—6.0%
BHP Billiton Ltd. (d)	53,616	$2,533,578
Incitec Pivot Ltd. (d)	449,156	2,026,552
Rio Tinto Ltd. (d)	27,192	2,374,285

		6,934,415

Belgium—4.8%
Anheuser-Busch InBev NV	37,910	2,117,188
Bekaert S.A.	13,239	1,436,201
Umicore S.A.	41,317	2,083,131

		5,636,520

Brazil—1.8%
Vale S.A. ADR	62,100	2,125,683

Canada—2.7%
Barrick Gold Corp.	30,421	1,605,670
Imperial Oil Ltd.	5,708	297,412
Penn West Petroleum Ltd.	42,170	1,219,243

		3,122,325

China—2.1%
Baidu, Inc. ADR (b)	12,500	1,514,500
Sinopharm Group Co.	266,800	975,902

		2,490,402

Denmark—3.6%
Novo Nordisk A/S, Class B	24,624	3,103,664
Pandora A/S (b)	19,604	1,142,932

		4,246,596

France—5.1%
Cie Generale d’Optique Essilor International S.A.	25,124	1,795,432
Eutelsat Communications	41,915	1,672,754
L’Oreal S.A.	12,929	1,504,322
Vallourec S.A.	9,683	1,005,261

		5,977,769

Germany—14.8%
Adidas AG	27,094	1,739,967
Aixtron SE	44,264	1,832,618
Bayerische Motoren Werke AG	38,015	3,088,431
Fresenius Medical Care AG & Co. KGaA	25,731	1,706,519
Infineon Technologies AG	256,179	2,814,255
Kabel Deutschland Holding AG (b)	27,939	1,522,783
Siemens AG	20,771	2,808,341
Tognum AG	69,927	1,755,734

		17,268,648

Hong Kong—5.0%
AIA Group Ltd. (b)	596,993	1,743,913
BOC Hong Kong Holdings Ltd.	352,500	1,096,146
Hongkong Land Holdings Ltd.	203,000	1,396,123
Wharf Holdings Ltd.	236,000	1,559,250

		5,795,432

	Shares	Value*

Italy—1.7%
Saipem SpA	38,755	$1,957,838

Japan—12.1%
Canon, Inc.	33,900	1,639,383
Fanuc Corp.	16,100	2,514,967
Honda Motor Co., Ltd.	50,900	2,221,387
Komatsu Ltd.	58,900	1,806,973
Mitsubishi Corp.	44,300	1,232,526
Mitsubishi Estate Co., Ltd.	56,000	1,148,169
Mitsubishi UFJ Financial Group, Inc.	255,900	1,421,528
Murata Manufacturing Co., Ltd.	8,100	603,845
Nitto Denko Corp.	24,100	1,461,437

		14,050,215

Korea (Republic of)—1.4%
Hyundai Motor Co.	10,528	1,666,782

Luxembourg—1.1%
Millicom International Cellular S.A.	14,100	1,235,160

Malaysia—1.3%
CIMB Group Holdings Bhd.	554,900	1,469,542

Netherlands—4.0%
ASML Holding NV	44,144	1,922,728
Heineken NV	29,863	1,540,088
Nutreco Holding NV	15,749	1,165,388

		4,628,204

Norway—1.3%
DnB NOR ASA	98,370	1,522,499

South Africa—1.8%
Aspen Pharmacare Holdings Ltd. (b)	85,287	998,438
Clicks Group Ltd.	197,871	1,095,166

		2,093,604

Switzerland—5.6%
Cie Financiere Richemont S.A.	43,295	2,477,512
Nestle S.A.	51,150	2,896,060
Temenos Group AG (b)	30,167	1,144,056

		6,517,628

Taiwan—0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	71,400	877,506

United Kingdom—20.9%
Admiral Group PLC	77,660	2,131,971
ARM Holdings PLC	211,283	2,111,199
Barclays PLC	282,421	1,465,660
British American Tobacco PLC	40,455	1,620,788

Schedule of Investments

Allianz AGIC International Growth Fund

February 28, 2011 (unaudited)

	Shares	Value*

HSBC Holdings PLC	267,775	$2,949,045
HSBC Holdings PLC (c)	50,800	563,945
Imagination Technologies Group PLC (b)	221,422	1,480,110
Petrofac Ltd.	60,739	1,375,261
Reckitt Benckiser Group PLC	33,608	1,732,687
Shire PLC	86,405	2,447,017
Standard Chartered PLC	69,789	1,845,835
Tullow Oil PLC	74,462	1,739,598
Vodafone Group PLC	1,007,967	2,861,712

		24,324,828

Total Common Stock (cost—$88,017,641)		113,941,596

RIGHTS—0.0%

Hong Kong—0.0%
Wharf Holdings Ltd. expires 3/11/11 (b)(d) (cost—$0)	23,600	44,091

	Principal Amount (000s)
Repurchase Agreement—2.8%
State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $3,312,001; collateralized by U.S. Treasury Bonds, 4.50%, due 8/15/39, valued at $3,379,219 including accrued interest (cost—$3,312,000)	$3,312	3,312,000

Total Investments (cost—$91,329,641) (a)—100.7%		117,297,687

Liabilities in excess of other assets—(0.7)%		(846,124)

Net Assets—100.0%		$116,451,563

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $102,179,577, representing 87.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Security trading on Hong Kong Stock Exchange.
(d)	Fair-Valued—Securities with an aggregate value of $6,978,506, representing 6.0% of net assets.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC International Growth Opportunities Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—93.2%

Australia—1.4%
Mount Gibson Iron Ltd. (b)(c)	1,052,636	$2,178,806

Belgium—2.6%
Bekaert S.A.	24,327	2,639,057
Umicore	30,345	1,529,941

		4,168,998

Brazil—2.1%
Drogasil S.A.	252,100	1,924,312
Mills Estruturas e Servicos de Engenharia S.A.	125,400	1,419,210

		3,343,522

Canada—4.3%
Calfrac Well Services Ltd.	83,402	2,983,088
Capstone Mining Corp. (b)	537,563	2,406,875
NAL Energy Corp.	96,949	1,448,921

		6,838,884

China—6.4%
7 Days Group Holdings Ltd. ADR (b)	94,500	1,786,995
Concord Medical Services Holdings Ltd. ADR (b)	287,600	1,806,128
Huabao International Holdings Ltd.	1,311,000	1,654,742
Minth Group Ltd.	1,084,000	1,646,092
Mongolian Mining Corp. (b)	1,587,500	2,013,932
Noah Holdings Ltd. ADR (b)	96,200	1,246,752
Peace Mark Holdings Ltd. (b)(c)	2,428,000	—

		10,154,641

Finland—1.5%
Outotec Oyj	42,493	2,387,067

France—3.4%
EDF Energies Nouvelles S.A.	37,100	1,689,069
Ingenico	97,142	3,679,421

		5,368,490

Germany—8.6%
GEA Group AG	87,234	2,703,086
Kabel Deutschland Holding AG (b)	70,942	3,866,612
Tognum AG	82,121	2,061,903
Wacker Neuson SE (b)	101,002	1,755,892
Wirecard AG	197,269	3,286,077

		13,673,570

Hong Kong—4.7%
Dah Sing Financial Holdings Ltd.	306,800	1,962,987
Guotai Junan International Holdings Ltd.	4,890,000	2,705,517
VTech Holdings Ltd.	263,200	2,816,956

		7,485,460

	Shares	Value*

Indonesia—1.0%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (b)	11,600,500	$1,504,714

Ireland—2.2%
Kingspan Group PLC	146,466	1,414,810
Smurfit Kappa Group PLC (b)	165,294	2,052,877

		3,467,687

Italy—2.4%
Autogrill SpA (b)	142,880	2,021,878
Maire Tecnimont SpA	437,872	1,795,544

		3,817,422

Japan—10.2%
Air Water, Inc.	174,000	2,309,090
FP Corp.	38,600	2,188,995
K’s Holdings Corp.	83,400	2,816,633
Nabtesco Corp.	105,900	2,524,813
OKUMA Corp. (b)	301,000	2,841,995
Torishima Pump Manufacturing Co., Ltd.	98,300	1,825,284
Towa Pharmaceutical Co., Ltd.	30,900	1,712,648

		16,219,458

Malaysia—3.0%
Alliance Financial Group Bhd.	2,496,300	2,567,263
Supermax Corp. Bhd	1,614,100	2,150,963

		4,718,226

Netherlands—3.7%
Ten Cate NV	70,301	2,553,272
Unit 4 NV	97,001	3,262,287

		5,815,559

Norway—1.1%
Petroleum Geo-Services ASA (b)	108,750	1,798,304

Singapore—4.6%
Goodpack Ltd.	1,904,000	2,927,434
Hyflux Ltd.	1,122,500	1,701,477
M1 Ltd.	1,447,000	2,705,612

		7,334,523

Switzerland—4.2%
Banque Cantonale Vaudoise	2,414	1,342,000
Dufry Group (b)	26,485	2,993,129
Partners Group Holding AG	12,814	2,297,125

		6,632,254

United Kingdom—25.8%
ARM Holdings PLC	299,963	2,997,314
Carphone Warehouse Group PLC (b)	364,351	2,410,688
Chemring Group PLC	46,499	2,478,778
Cookson Group PLC (b)	215,814	2,295,674
Croda International PLC	110,130	2,835,231
Dechra Pharmaceuticals PLC	241,082	1,988,967

Schedule of Investments

Allianz AGIC International Growth Opportunities Fund

February 28, 2011 (unaudited)

	Shares	Value*

Hargreaves Lansdown PLC	356,627	$3,508,099
IG Group Holdings PLC	439,535	3,201,791
Inchcape PLC (b)	462,519	2,919,291
John Wood Group PLC	363,384	3,896,814
Meggitt PLC	362,385	1,991,494
Petrofac Ltd.	84,447	1,912,061
Senior PLC	1,303,978	3,177,596
SuperGroup PLC (b)	106,551	2,851,111
Victrex PLC	115,438	2,452,040

		40,916,949

Total Common Stock (cost—$110,185,918)		147,824,534

PREFERRED STOCK—1.9%

Brazil—1.9%
Banco do Estado do Rio Grande do Sul, Class B (cost—$1,142,652)	276,700	3,026,770

	Units
EQUITY-LINKED SECURITY—1.3%
Credit Suisse-Giant Manufacturing Co., Ltd., Expires 8/22/11 (b) (cost—$1,003,051)	554,918	2,075,393

	Principal Amount (000s)
Repurchase Agreement—3.1%
State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $4,928,001; collateralized by U.S. Treasury Bonds 4.50%, due 8/15/39, valued at $5,031,281 including accrued interest (cost—$4,928,000)	$4,928	4,928,000

Total Investments (cost—$117,259,621) (a)—99.5%		157,854,697

Other assets less liabilities—0.5%		801,515

Net Assets—100.0%		$158,656,212

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $115,237,530, representing 72.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair-Valued—Securities with an aggregate value of $2,178,806, representing 1.4% of net assets.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC Micro Cap Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—98.2%

Air Freight & Logistics—0.8%
Air Transport Services Group, Inc. (a)	66,100	$518,885

Auto Components—2.7%
Amerigon, Inc. (a)	38,000	518,320
Standard Motor Products, Inc.	33,800	393,094
Stoneridge, Inc. (a)	31,800	479,544
Tower International, Inc. (a)	16,200	280,260

		1,671,218

Biotechnology—0.7%
Micromet, Inc. (a)	40,400	251,692
OncoGenex Pharmaceutical, Inc. (a)	11,400	178,980

		430,672

Capital Markets—2.5%
Calamos Asset Management, Inc., Class A	29,000	480,820
HFF, Inc., Class A (a)	34,700	458,040
Internet Capital Group, Inc. (a)	46,000	629,740

		1,568,600

Chemicals—3.1%
LSB Industries, Inc. (a)	24,300	735,804
TPC Group, Inc. (a)	21,200	615,860
Zagg, Inc. (a)	59,500	537,285

		1,888,949

Commercial Banks—1.1%
Cardinal Financial Corp.	32,600	362,838
WesBanco, Inc.	16,300	339,692

		702,530

Commercial Services & Supplies—2.4%
Metalico, Inc. (a)	97,400	619,464
Schawk, Inc.	19,100	345,137
Team, Inc. (a)	21,100	547,123

		1,511,724

Communications Equipment—3.7%
Anaren, Inc. (a)	23,300	494,426
AudioCodes Ltd. (a)	57,600	374,976
Ceragon Networks Ltd. (a)	39,500	490,985
Oplink Communications, Inc. (a)	14,000	380,940
Powerwave Technologies, Inc. (a)	142,000	523,980

		2,265,307

Computers & Peripherals—1.9%
Datalink Corp. (a)	56,800	383,400
OCZ Technology Group, Inc. (a)	59,300	446,529
Stratasys, Inc. (a)	7,500	340,350

		1,170,279

Containers & Packaging—0.7%
Boise, Inc.	48,600	436,428

Diversified Financial Services—0.6%
Encore Capital Group, Inc. (a)	14,500	394,835

	Shares	Value*

Electrical Equipment—1.2%
Lihua International, Inc. (a)	36,000	$389,520
Satcon Technology Corp. (a)	89,000	323,960

		713,480

Electronic Equipment,
Instruments & Components—5.1%
DDi Corp.	46,200	479,094
Kemet Corp. (a)	43,000	597,700
LeCroy Corp. (a)	47,100	661,284
Measurement Specialties, Inc. (a)	23,000	711,620
NeoPhotonics Corp. (a)	4,000	73,400
Newport Corp. (a)	36,500	607,725

		3,130,823

Energy Equipment & Services—5.0%
Basic Energy Services, Inc. (a)	32,000	613,760
Bronco Drilling Co., Inc. (a)	69,700	623,815
Dawson Geophysical Co. (a)	9,069	452,725
Global Geophysical Services, Inc. (a)	23,200	326,424
Gulf Island Fabrication, Inc.	17,700	548,169
Matrix Service Co. (a)	36,600	510,936

		3,075,829

Health Care Equipment & Supplies—3.5%
Antares Pharma, Inc. (a)	183,800	286,728
Cantel Medical Corp.	19,400	423,890
Cardiovascular Systems, Inc. (a)	39,300	349,770
ICU Medical, Inc. (a)	8,500	356,915
Natus Medical, Inc. (a)	22,400	355,264
OraSure Technologies, Inc. (a)	61,100	423,423

		2,195,990

Health Care Providers & Services—2.4%
Bio-Reference Labs, Inc. (a)	20,420	427,186
Continucare Corp. (a)	65,200	369,032
MWI Veterinary Supply, Inc. (a)	5,900	408,398
U.S. Physical Therapy, Inc. (a)	15,000	296,550

		1,501,166

Health Care Technology—2.0%
Computer Programs & Systems, Inc.	8,000	432,080
Omnicell, Inc. (a)	31,000	416,640
Vital Images, Inc. (a)	26,300	394,237

		1,242,957

Hotels, Restaurants & Leisure—1.6%
AFC Enterprises, Inc. (a)	40,300	596,037
Shuffle Master, Inc. (a)	44,000	414,040

		1,010,077

Household Durables—0.6%
Kid Brands, Inc. (a)	40,800	381,888

Internet & Catalog Retail—0.7%
Valuevision Media, Inc., Class A (a)	64,200	429,498

Schedule of Investments

Allianz AGIC Micro Cap Fund

February 28, 2011 (unaudited)

	Shares	Value*

Internet Software & Services—6.4%
Internap Network Services Corp. (a)	81,400	$553,520
KIT Digital, Inc. (a)	39,100	508,691
LivePerson, Inc. (a)	71,700	719,151
Perficient, Inc. (a)	36,400	452,452
support.com, Inc. (a)	88,300	492,714
Vocus, Inc. (a)	21,100	512,730
Web.com Group, Inc. (a)	27,000	343,440
Zix Corp. (a)	103,100	380,439

		3,963,137

IT Services—0.9%
Virtusa Corp. (a)	31,400	530,346

Machinery—7.9%
Altra Holdings, Inc. (a)	24,600	532,098
American Railcar Industries, Inc. (a)	21,400	432,494
Cascade Corp.	11,100	542,346
Commercial Vehicle Group, Inc. (a)	30,600	482,256
Graham Corp.	18,600	394,878
Greenbrier Cos., Inc. (a)	23,200	579,536
NN, Inc. (a)	44,100	540,225
Titan International, Inc.	36,600	879,132
Wabash National Corp. (a)	47,100	490,782

		4,873,747

Media—0.6%
Ballantyne Strong, Inc. (a)	47,700	346,302

Metals & Mining—2.8%
Brush Engineered Materials, Inc. (a)	14,500	634,665
Horsehead Holding Corp. (a)	40,700	673,178
Puda Coal, Inc. (a)	36,600	426,390

		1,734,233

Oil, Gas & Consumable Fuels—7.5%
Abraxas Petroleum Corp. (a)	149,300	891,321
Approach Resources, Inc. (a)	27,800	904,890
Georesources, Inc. (a)	29,300	922,071
Gulfport Energy Corp. (a)	10,300	304,777
Kodiak Oil & Gas Corp. (a)	71,300	539,741
Magnum Hunter Resources Corp. (a)	104,300	746,788
Rex Energy Corp. (a)	25,100	316,260

		4,625,848

Paper & Forest Products—1.4%
KapStone Paper and Packaging Corp. (a)	27,900	478,485
Neenah Paper, Inc.	20,400	397,188

		875,673

Personal Products—1.7%
Elizabeth Arden, Inc. (a)	23,200	674,888
Medifast, Inc. (a)	16,300	377,182

		1,052,070

	Shares	Value*

Pharmaceuticals—1.7%
AVANIR Pharmaceuticals, Inc., Class A (a)	51,500	$194,155
Hi-Tech Pharmacal Co., Inc. (a)	17,100	394,839
Jazz Pharmaceuticals, Inc. (a)	18,600	458,118

		1,047,112

Professional Services—2.1%
Acacia Research—Acacia Technologies (a)	17,800	521,896
SFN Group, Inc. (a)	57,000	788,310

		1,310,206

Semiconductors & Semiconductor
Equipment—6.3%
Amtech Systems, Inc. (a)	18,800	431,836
AXT, Inc. (a)	59,000	437,780
Ceva, Inc. (a)	23,700	540,360
Daqo New Energy Corp. ADR (a)	25,400	308,864
Entropic Communications, Inc. (a)	42,600	394,476
EZchip Semiconductor Ltd. (a)	8,600	258,688
MIPS Technologies, Inc. (a)	31,000	377,270
Photronics, Inc. (a)	63,200	565,008
Silicon Image, Inc. (a)	73,000	586,920

		3,901,202

Software—7.0%
Bottomline Technologies, Inc. (a)	30,000	663,300
Callidus Software, Inc. (a)	77,400	458,982
Kenexa Corp. (a)	24,500	568,155
Magic Software Enterprises Ltd. (a)	60,500	459,800
Magma Design Automation, Inc. (a)	111,400	740,810
OPNET Technologies, Inc.	28,900	984,912
THQ, Inc. (a)	83,700	482,112

		4,358,071

Specialty Retail—2.5%
Cost Plus, Inc. (a)	45,800	431,894
Lithia Motors, Inc., Class A	33,000	499,620
Shoe Carnival, Inc. (a)	23,200	601,808

		1,533,322

Textiles, Apparel & Luxury Goods—2.3%
Oxford Industries, Inc.	16,000	385,920
Perry Ellis International, Inc. (a)	19,400	563,376
Unifi, Inc. (a)	24,234	460,204

		1,409,500

Thrifts & Mortgage Finance—0.6%
WSFS Financial Corp.	8,500	397,970

Trading Companies & Distributors—4.2%
Aceto Corp.	52,600	417,118
CAI International, Inc. (a)	29,100	616,338
DXP Enterprises, Inc. (a)	24,600	522,996
H&E Equipment Services, Inc. (a)	33,100	519,008
Titan Machinery, Inc. (a)	21,200	545,476

		2,620,936

Total Common Stock (cost—$41,719,995)		60,820,810

Schedule of Investments

Allianz AGIC Micro Cap Fund

February 28, 2011 (unaudited)

	Principal Amount (000s)	Value*

Repurchase Agreement—1.1%
State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $672,000; collateralized by U.S. Treasury Bonds, 4.50%, due 8/15/39, valued at $685,856 including accrued interest (cost—$672,000)	$672	$672,000

Total Investments (cost—$42,391,995)—99.3%		61,492,810

Other assets less liabilities—0.7%		427,204

Net Assets—100.0%		$61,920,014

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC Small to Mid Cap Growth Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Aerospace & Defense—0.8%
Triumph Group, Inc.	300	$25,977

Auto Components—1.4%
Modine Manufacturing Co. (a)	1,600	23,680
Standard Motor Products, Inc.	1,900	22,097

		45,777

Biotechnology—2.4%
Alexion Pharmaceuticals, Inc. (a)	430	41,400
BioMarin Pharmaceutical, Inc. (a)	800	19,568
United Therapeutics Corp. (a)	300	20,229

		81,197

Capital Markets—1.3%
Blackstone Group L.P.	1,100	19,580
KKR & Co. L.P.	1,500	24,990

		44,570

Chemicals—5.6%
Albemarle Corp.	400	23,024
Celanese Corp., Ser. A	700	29,015
CF Industries Holdings, Inc.	200	28,256
Ferro Corp. (a)	1,700	27,064
PolyOne Corp. (a)	1,800	24,984
Terra Nitrogen Co. L.P.	200	23,896
TPC Group, Inc. (a)	1,000	29,050

		185,289

Commercial Services & Supplies—0.6%
Steelcase, Inc., Class A	2,200	21,362

Communications Equipment—2.1%
ADTRAN, Inc.	600	27,288
JDS Uniphase Corp. (a)	500	12,335
Polycom, Inc. (a)	600	28,680

		68,303

Construction & Engineering—2.5%
Chicago Bridge & Iron Co. NV (a)	800	28,416
MasTec, Inc. (a)	1,400	26,068
Shaw Group, Inc. (a)	700	27,804

		82,288

Containers & Packaging—1.3%
Packaging Corp. of America	800	23,032
Rock-Tenn Co., Class A	300	20,595

		43,627

Diversified Telecommunication Services—0.8%
AboveNet, Inc.	400	25,956

Electrical Equipment—1.6%
Belden, Inc.	800	29,304
EnerSys (a)	700	24,850

		54,154

	Shares	Value*

Electronic Equipment, Instruments & Components—3.5%
Kemet Corp. (a)	2,166	$30,107
Newport Corp. (a)	900	14,985
OSI Systems, Inc. (a)	600	22,572
Sanmina-SCI Corp. (a)	1,600	24,992
Vishay Intertechnology, Inc. (a)	1,400	24,430

		117,086

Energy Equipment & Services—2.2%
Matrix Service Co. (a)	1,500	20,940
McDermott International, Inc. (a)	1,200	27,540
Willbros Group, Inc. (a)	2,100	23,856

		72,336

Food Products—1.5%
B&G Foods, Inc.	1,700	25,500
Darling International, Inc. (a)	1,700	23,613

		49,113

Health Care Equipment & Supplies—1.3%
Hill-Rom Holdings, Inc.	600	22,842
Kinetic Concepts, Inc. (a)	400	19,588

		42,430

Health Care Providers & Services—1.4%
DaVita, Inc. (a)	300	23,811
Health Management Associates, Inc., Class A (a)	2,400	24,000

		47,811

Hotels, Restaurants & Leisure—2.3%
Gaylord Entertainment Co. (a)	800	28,824
Ruby Tuesday, Inc. (a)	1,400	18,704
Wyndham Worldwide Corp.	900	28,152

		75,680

Household Durables—1.4%
Harman International Industries, Inc.	500	24,320
Tempur-Pedic International, Inc. (a)	500	23,470

		47,790

Internet & Catalog Retail—0.6%
Valuevision Media, Inc. (a)	3,000	20,070

Internet Software & Services—4.0%
IAC/InterActiveCorp. (a)	900	27,963
IntraLinks Holdings, Inc. (a)	900	25,371
SAVVIS, Inc. (a)	900	29,241
support.com, Inc. (a)	4,700	26,226
Vocus, Inc. (a)	1,000	24,300

		133,101

IT Services—2.7%
Alliance Data Systems Corp. (a)	300	23,622
Camelot Information Systems, Inc. ADR (a)	1,200	25,020
iSoftstone Holdings Ltd. ADR (a)	1,100	19,701

Schedule of Investments

Allianz AGIC Small to Mid Cap Growth Fund

February 28, 2011 (unaudited)

	Shares	Value*

VeriFone Systems, Inc. (a)	500	$22,720

		91,063

Life Sciences Tools & Services—0.8%
Bruker Corp. (a)	1,400	26,866

Machinery—10.2%
AGCO Corp. (a)	600	32,868
American Railcar Industries, Inc. (a)	1,100	22,231
ArvinMeritor, Inc. (a)	1,300	23,296
Chart Industries, Inc. (a)	700	31,773
Flowserve Corp.	200	24,994
Greenbrier Cos., Inc. (a)	1,100	27,478
Manitowoc Co., Inc.	1,400	27,734
NACCO Industries, Inc., Class A	200	24,910
Navistar International Corp. (a)	300	18,594
Sauer-Danfoss, Inc. (a)	900	27,477
SPX Corp.	300	23,928
Wabash National Corp. (a)	2,200	22,924
WABCO Holdings, Inc. (a)	500	29,215

		337,422

Marine—0.8%
Seaspan Corp.	1,600	25,632

Media—2.9%
Interpublic Group of Cos., Inc. (a)	2,400	31,680
Liberty Media Corp.—Capital, Ser. A (a)	600	43,536
Liberty Media Corp.—Starz, Ser. A (a)	300	21,060

		96,276

Metals & Mining—2.4%
Century Aluminum Co. (a)	1,200	20,340
Horsehead Holding Corp. (a)	2,100	34,734
Walter Energy, Inc.	200	24,202

		79,276

Oil, Gas & Consumable Fuels—9.2%
Alpha Natural Resources, Inc. (a)	400	21,688
Atlas Pipeline Partners L.P.	800	23,592
Berry Petroleum Co., Class A	500	25,995
Brigham Exploration Co. (a)	700	25,606
Carrizo Oil & Gas, Inc. (a)	600	22,332
Clayton Williams Energy, Inc. (a)	200	21,216
Georesources, Inc. (a)	800	25,176
International Coal Group, Inc. (a)	2,300	22,701
Northern Oil and Gas, Inc. (a)	700	22,239
Oasis Petroleum, Inc. (a)	700	24,164
Petroleum Development Corp. (a)	500	23,465
Swift Energy Co. (a)	500	21,475
Western Refining, Inc. (a)	1,600	26,032

		305,681

	Shares	Value*

Personal Products—0.9%
Herbalife Ltd.	400	$31,364

Pharmaceuticals—1.9%
Endo Pharmaceuticals Holdings, Inc. (a)	500	17,760
Mylan, Inc. (a)	1,100	25,157
Valeant Pharmaceuticals International, Inc.	500	20,040

		62,957

Professional Services—1.9%
Korn/Ferry International (a)	1,300	29,718
SFN Group, Inc. (a)	2,400	33,192

		62,910

Real Estate Management & Development—1.9%
CB Richard Ellis Group, Inc., Class A (a)	1,300	32,552
Forest City Enterprises, Inc., Class A (a)	1,600	30,240

		62,792

Road & Rail—1.4%
Genesee & Wyoming, Inc., Class A (a)	400	20,836
Kansas City Southern (a)	500	26,920

		47,756

Semiconductors & Semiconductor Equipment—4.5%
Atmel Corp. (a)	2,100	30,828
AXT, Inc. (a)	1,800	13,356
LDK Solar Co., Ltd. ADR (a)	1,600	20,992
Photronics, Inc. (a)	3,500	31,290
Renesola Ltd. ADR (a)	2,000	22,100
Skyworks Solutions, Inc. (a)	840	30,190

		148,756

Software—8.3%
Ariba, Inc. (a)	900	27,855
Cadence Design Systems, Inc. (a)	2,800	27,860
Compuware Corp. (a)	1,800	20,268
Magma Design Automation, Inc. (a)	6,400	42,560
Mentor Graphics Corp. (a)	2,000	31,800
Nuance Communications, Inc. (a)	570	10,636
Rovi Corp. (a)	570	31,590
THQ, Inc. (a)	4,000	23,040
TIBCO Software, Inc. (a)	1,000	24,620
Verint Systems, Inc. (a)	1,000	34,380

		274,609

Specialty Retail—3.4%
Abercrombie & Fitch Co., Class A	400	22,948
AnnTaylor Stores Corp. (a)	800	18,568
Express, Inc.	1,100	19,778

Schedule of Investments

Allianz AGIC Small to Mid Cap Growth Fund

February 28, 2011 (unaudited)

	Shares	Value*

Lithia Motors, Inc., Class A	1,600	$24,224
PetSmart, Inc.	700	28,609

		114,127

Trading Companies & Distributors—5.6%
Aircastle Ltd.	1,500	18,120
DXP Enterprises, Inc. (a)	1,000	21,260
RSC Holdings, Inc. (a)	2,200	29,986
Rush Enterprises, Inc., Class A (a)	1,300	24,401
TAL International Group, Inc.	800	27,904
United Rentals, Inc. (a)	1,000	30,980
WESCO International, Inc. (a)	600	34,932

		187,583

Transportation Infrastructure—0.7%
Macquarie Infrastructure Co. LLC (a)	900	21,528

Wireless Telecommunication Services—0.8%
SBA Communications Corp., Class A (a)	600	25,254

Total Investments (cost—$2,359,216)—98.9%		3,285,769

Other assets less liabilities—1.1%		36,187

Net Assets—100.0%		$3,321,956

Notes to Schedule of Investments: (a) Non-income producing. Glossary: ADR—American Depositary Receipt

Schedule of Investments

Allianz AGIC Ultra Micro Cap Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—97.4%

Aerospace & Defense—1.3%
CPI Aerostructures, Inc. (a)	6,900	$102,603

Auto Components—3.7%
Amerigon, Inc. (a)	5,600	76,384
Motorcar Parts of America, Inc. (a)	9,800	139,650
Stoneridge, Inc. (a)	5,600	84,448

		300,482

Chemicals—4.0%
Flotek Industries, Inc. (a)	20,800	135,200
Material Sciences Corp. (a)	13,800	101,016
Zagg, Inc. (a)	9,400	84,882

		321,098

Commercial Services & Supplies—2.3%
Metalico, Inc. (a)	16,690	106,148
Multi-Color Corp.	4,400	81,620

		187,768

Communications Equipment—2.9%
AudioCodes Ltd. (a)	18,479	120,298
Silicom Ltd. (a)	6,100	112,179

		232,477

Computers & Peripherals—2.3%
Datalink Corp. (a)	9,300	62,775
OCZ Technology Group, Inc. (a)	16,200	121,986

		184,761

Construction & Engineering—1.0%
Furmanite Corp. (a)	10,800	78,516

Containers & Packaging—1.1%
UFP Technologies, Inc. (a)	4,800	86,640

Diversified Telecommunication Services—1.0%
8x8, Inc. (a)	29,000	78,880

Electrical Equipment—2.3%
LaBarge, Inc. (a)	4,400	68,992
Magnetek, Inc. (a)	36,100	72,922
Satcon Technology Corp. (a)	11,800	42,952

		184,866

Electronic Equipment, Instruments & Components—6.2%
DDi Corp.	6,900	71,553
LeCroy Corp. (a)	10,000	140,400
LoJack Corp. (a)	9,900	59,202
Measurement Specialties, Inc. (a)	5,200	160,888
PC Connection, Inc. (a)	7,500	63,750

		495,793

Energy Equipment & Services—5.4%
Bolt Technology Corp. (a)	5,600	80,920

	Shares	Value*

Bronco Drilling Co., Inc. (a)	12,800	$114,560
ENGlobal Corp. (a)	15,200	72,808
Geokinetics, Inc. (a)	7,100	73,343
Mitcham Industries, Inc. (a)	7,900	87,532

		429,163

Food Products—0.9%
Inventure Foods, Inc. (a)	16,618	70,294

Health Care Equipment & Supplies—3.8%
AtriCure, Inc. (a)	7,100	71,284
Cardiovascular Systems, Inc. (a)	7,800	69,420
LeMaitre Vascular, Inc. (a)	10,100	68,074
Synergetics USA, Inc. (a)	18,700	94,435

		303,213

Health Care Providers & Services—0.9%
U.S. Physical Therapy, Inc. (a)	3,610	71,370

Health Care Technology—2.4%
HealthStream, Inc. (a)	12,700	98,933
Transcend Services, Inc. (a)	4,400	93,676

		192,609

Hotels, Restaurants & Leisure—0.9%
Famous Dave’s Of America, Inc. (a)	7,200	73,872

Household Durables—0.9%
Kid Brands, Inc. (a)	7,500	70,200

Internet & Catalog Retail—1.9%
Valuevision Media, Inc., Class A (a)	22,500	150,525

Internet Software & Services—4.2%
Internap Network Services Corp. (a)	12,200	82,960
Saba Software, Inc. (a)	13,600	96,152
SPS Commerce, Inc. (a)	5,400	83,700
support.com, Inc. (a)	14,000	78,120

		340,932

IT Services—1.7%
Computer Task Group, Inc. (a)	6,400	75,072
WidePoint Corp. (a)	43,400	62,496

		137,568

Life Sciences Tools & Services—1.1%
Medtox Scientific, Inc.	6,100	92,354

Machinery—6.6%
Graham Corp.	3,600	76,428
Hardinge, Inc.	3,900	52,065
Hurco Cos., Inc. (a)	3,100	93,093
Key Technology, Inc. (a)	4,200	85,008
NN, Inc. (a)	10,100	123,725
Twin Disc, Inc.	3,000	97,080

		527,399

Schedule of Investments

Allianz AGIC Ultra Micro Cap Fund

February 28, 2011 (unaudited)

	Shares	Value*

Metals & Mining—2.9%
Handy & Harman Ltd. (a)	6,600	$78,870
Puda Coal, Inc. (a)	6,800	79,220
Universal Stainless & Alloy (a)	2,100	72,555

		230,645

Oil, Gas & Consumable Fuels—6.4%
Abraxas Petroleum Corp. (a)	26,900	160,593
Approach Resources, Inc. (a)	1,400	45,570
Callon Petroleum Co. (a)	11,300	94,694
Magnum Hunter Resources Corp. (a)	16,100	115,276
Triangle Petroleum Corp. (a)	12,100	101,156

		517,289

Paper & Forest Products—0.6%
Neenah Paper, Inc.	2,300	44,781

Professional Services—2.9%
Barrett Business Services, Inc.	4,400	64,196
CTPartners Executive Search,
Inc. (a)	6,500	100,750
Hudson Highland Group, Inc. (a)	9,600	64,416

		229,362

Road & Rail—2.6%
Celadon Group, Inc. (a)	4,926	71,969
Quality Distribution, Inc. (a)	13,550	136,855

		208,824

Semiconductors & Semiconductor Equipment—5.3%
Amtech Systems, Inc. (a)	4,000	91,880
AXT, Inc. (a)	11,300	83,846
BTU International, Inc. (a)	6,500	70,525
Nova Measuring Instruments Ltd. (a)	9,000	84,600
PDF Solutions, Inc. (a)	13,700	94,804

		425,655

Software—9.2%
Allot Communications Ltd. (a)	9,100	145,009
Callidus Software, Inc. (a)	13,200	78,276
Convio, Inc. (a)	7,500	76,725
ePlus., Inc. (a)	2,700	76,734
Evolving Systems, Inc.	7,600	60,648
Fundtech Ltd. (a)	4,000	72,200
Magic Software Enterprises Ltd. (a)	14,000	106,400
Magma Design Automation, Inc. (a)	18,400	122,360

		738,352

Specialty Retail—1.6%
Cost Plus, Inc. (a)	5,900	55,637
Shoe Carnival, Inc. (a)	2,900	75,226

		130,863

Textiles, Apparel & Luxury Goods—2.3%
Perry Ellis International, Inc. (a)	3,000	87,120
Rocky Brands, Inc. (a)	6,900	100,671

		187,791

	Shares	Value*

Trading Companies & Distributors—4.8%
Aceto Corp.	8,700	$68,991
CAI International, Inc. (a)	6,900	146,142
DXP Enterprises, Inc. (a)	3,800	80,788
Titan Machinery, Inc. (a)	3,400	87,482

		383,403

Total Common Stock (cost—$6,071,669)		7,810,348

	Principal Amount (000s)
Repurchase Agreement—2.3%
State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $183,000; collateralized by U.S. Treasury Bonds, 4.50%, due 8/15/39, valued at $190,238 including accrued interest (cost—$183,000)	$183	183,000

Total Investments (cost—$6,254,669)—99.7%		7,993,348

Other assets less liabilities—0.3%		20,734

Net Assets—100.0%		$8,014,082

Notes to Schedule of Investments: (a) Non-income producing.

Schedule of Investments

Allianz NFJ Global Dividend Value Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—92.9%

Australia—1.8%
Telstra Corp. Ltd. (b)	185,200	$527,349

Belgium—1.8%
Delhaize Group S.A.	7,200	556,159

Brazil—9.1%
Banco Bradesco S.A. ADR	29,200	571,736
Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,100	554,334
Cia Energetica de Minas Gerais
ADR	34,600	583,356
Tele Norte Leste Participacoes S.A. ADR	30,100	475,279
Vale S.A. ADR	15,800	540,834

		2,725,539

Canada—1.9%
Toronto-Dominion Bank/The	6,800	569,228

China—1.9%
China Mobile Ltd. ADR	12,000	567,240

France—9.6%
Sanofi-Aventis S.A.	16,500	1,140,940
Societe Generale	8,100	569,557
Total S.A.	19,200	1,176,960

		2,887,457

Germany—3.2%
RWE AG	5,800	392,219
Siemens AG	4,200	567,861

		960,080

Israel—1.8%
Elbit Systems Ltd.	10,500	540,645

Japan—1.9%
Mitsubishi Corp.	20,100	559,227

Korea (Republic of)—5.2%
POSCO	1,200	491,449
SK Telecom Co., Ltd.	7,400	1,069,452

		1,560,901

Norway—2.0%
Seadrill Ltd.	15,600	595,867

Russian Federation—2.1%
Lukoil OAO ADR	8,700	619,353

Spain—1.8%
Banco Santander S.A.	45,142	555,777

	Shares	Value*

Sweden—1.9%
Svenska Cellulosa AB, Class B	34,300	$566,858

Switzerland—3.8%
Credit Suisse Group AG	12,200	564,224
Zurich Financial Services AG	2,000	580,967

		1,145,191

United Kingdom—11.3%
AstraZeneca PLC	11,600	567,614
BAE Systems PLC	103,100	551,347
Diageo PLC	29,200	570,877
Marks & Spencer Group PLC	98,100	552,354
Pearson PLC	33,200	566,264
Unilever PLC	19,300	572,222

		3,380,678

United States—31.8%
Altria Group, Inc.	23,100	586,047
Annaly Capital Management, Inc., REIT	63,100	1,131,383
Axis Capital Holdings Ltd.	15,200	552,064
CenturyLink, Inc.	13,007	535,628
ConocoPhillips	7,600	591,812
Diamond Offshore Drilling, Inc.	7,500	586,725
Intel Corp.	25,800	553,926
International Business Machines Corp.	3,400	550,392
Kimberly-Clark Corp.	8,700	573,330
KLA-Tencor Corp.	11,600	566,312
Marathon Oil Corp.	11,500	570,400
Microsoft Corp.	21,000	558,180
Pfizer, Inc.	29,600	569,504
Pitney Bowes, Inc.	19,700	496,046
V.F. Corp.	6,100	583,587
Xerox Corp.	49,100	527,825

		9,533,161

Total Common Stock (cost—$25,161,099)		27,850,710

Schedule of Investments

Allianz NFJ Global Dividend Value Fund

February 28, 2011 (unaudited)

	Principal Amount (000s)	Value*

Repurchase Agreement—4.9%
State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $1,478,000; collateralized by U.S. Treasury Bonds 4.50%, due 8/15/39, valued at $1,511,888 including accrued interest (cost—$1,478,000)	$1,478	$1,478,000

Total Investments (cost—$26,639,099) (a)—97.8%		29,328,710

Other assets less liabilities—2.2%		655,140

Net Assets—100.0%		$29,983,850

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $13,295,544, representing 44.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with an aggregate value of $527,349, representing 1.8% of net assets.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

Allianz RCM All Horizons Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—89.3%

Australia—12.4%
Australia & New Zealand Banking Group Ltd. (c)	3,122	$77,161
Dart Energy Ltd. (b)(c)	37,523	39,043
Mesoblast Ltd. (b)(c)	12,536	66,858
Telstra Corp. Ltd. (c)	32,538	92,651
White Energy Co., Ltd. (b)(c)	17,261	51,036

		326,749

Bermuda—2.8%
Marvell Technology Group Ltd. (b)	3,999	73,102

Canada—4.7%
Romarco Minerals, Inc. (b)	23,991	58,277
Suncor Energy, Inc.	1,408	66,172

		124,449

China—2.5%
Dongfeng Motor Group Co., Ltd.	38,000	66,261

Germany—3.1%
Adidas AG	1,281	82,265

Gibraltar—2.0%
PartyGaming PLC (b)	18,130	51,472

Japan—11.6%
All Nippon Airways Co., Ltd. (b)	15,000	54,257
Canon, Inc.	1,600	77,375
Nidec Corp.	500	46,640
Nintendo Co., Ltd.	200	58,817
Sony Corp.	1,900	69,955

		307,044

Netherlands—3.3%
Akzo Nobel NV	1,274	86,600

Spain—2.8%
Banco Bilbao Vizcaya Argentaria S.A.	5,990	73,842

Switzerland—2.9%
Tyco International Ltd.	1,670	75,718

United Kingdom—2.9%
BHP Billiton PLC	1,920	76,108

United States—38.3%
Abbott Laboratories	896	43,098
Alpha Natural Resources, Inc. (b)	928	50,316
Anadarko Petroleum Corp.	896	73,320
Citigroup, Inc. (b)	16,789	78,573
Estee Lauder Cos., Inc., Class A	652	61,555

	Shares	Value*

Freeport-McMoRan Copper & Gold, Inc.	1,038	$54,962
Google, Inc., Class A (b)	133	81,582
Marathon Oil Corp.	1,369	67,902
National-Oilwell Varco, Inc.	900	71,613
Prudential Financial, Inc.	1,151	75,770
Roper Industries, Inc.	1,005	84,551
Southwestern Energy Co. (b)	1,501	59,259
U.S. Bancorp	3,730	103,433
Wells Fargo & Co.	3,279	105,781

		1,011,715

Total Common Stock (cost—$2,075,400)		2,355,325

	Principal Amount (000s)
Repurchase Agreement—11.5%
State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $305,000; collateralized by U.S. Treasury Bonds, 4.50%, due 8/15/39, valued at $315,394, including accrued interest (cost—$305,000)	$305	305,000

Total Investments (cost—$2,380,400) (a)—100.8%		2,660,325

Liabilities in excess of other assets—(0.8)%		(22,098)

Net Assets—100.0%		$2,638,227

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,070,341, representing 40.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair-Valued—Securities with an aggregate value of $326,749, representing 12.4% of net assets.

Schedule of Investments

Allianz RCM China Equity Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—94.9%

Bermuda—1.2%
Pou Sheng International Holdings Ltd. (b)	328,000	$52,261

China—61.0%
Aluminum Corp. of China Ltd. Class H (b)	52,000	51,201
Anhui Conch Cement Co., Ltd., Class H	12,000	57,971
Bank of China Ltd., Class H	469,500	247,740
BBMG Corp., Class H	61,000	81,985
China Coal Energy Co., Ltd. Class H	99,000	142,153
China Construction Bank Corp., Class H	310,800	272,683
China Everbright International Ltd.	297,000	141,509
China Life Insurance Co., Ltd., Class H	66,500	253,466
China Minsheng Banking Corp., Ltd., Class H	82,500	72,158
China Mobile Ltd.	12,500	117,733
China National Materials Co., Ltd., Class H	137,000	117,246
China Oilfield Services Ltd., Class H	30,000	60,203
China Railway Group Ltd., Class H	69,000	44,097
China Rongsheng Heavy Industry Group Co., Ltd. (b)	108,000	95,408
China Telecom Corp. Ltd., Class H	100,000	59,215
Chongqing Rural Commercial Bank, Class H (b)	63,000	49,183
CSR Corp. Ltd., Class H	34,000	37,935
Industrial & Commercial Bank of China, Class H	379,335	292,253
Ping An Insurance Group Co. of China Ltd., Class H	10,000	103,200
Sino-Ocean Land Holdings Ltd.	109,500	65,956
Sinopec Shanghai Petrochemical Co., Ltd., Class H	212,000	113,478
Tingyi Cayman Islands Holding Corp., Class H	32,000	72,291
Zhuzhou CSR Times Electric Co., Ltd.,	34,700	115,771
Class H ZTE Corp., Class H	18,800	87,590

		2,752,425

Hong Kong—32.7%
Beijing Enterprises Holdings Ltd.	17,500	97,412
Brilliance China Automotive Holdings Ltd. (b)	56,000	46,071
CNOOC Ltd.	117,000	266,830
CNPC Hong Kong Ltd.	32,000	47,657
Comba Telecom Systems Holdings Ltd.	89,000	94,582
Digital China Holdings Ltd.	114,000	211,358
GZI Transportation Ltd.	120,000	63,889
Natural Beauty Bio-Technology Ltd.	420,000	90,868
Pico Far East Holdings Ltd.	528,000	106,756
Poly Hong Kong Investments Ltd.	118,000	94,680

	Shares	Value*

Sa Sa International Holdings Ltd.	132,000	$66,781
Sinofert Holdings Ltd. (b)	90,000	48,300
Varitronix International Ltd.	150,000	75,900
Wynn Macau Ltd.	19,600	52,967
Zhongsheng Group Holdings Ltd. (b)	57,000	109,560

		1,473,611

Total Common Stock (cost—$3,929,312)		4,278,297

	Principal Amount (000s)
Repurchase Agreement—4.1%
State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $188,000; collateralized by U.S. Treasury Bonds 4.50%, due 8/15/39, valued at $195,244 including accrued interest (cost—$188,000)	$188	188,000

Total Investments (cost—$4,117,312) (a)—99.0%		4,466,297

Other assets less liabilities—1.0%		42,923

Net Assets—100.0%		$4,509,220

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $4,133,706, representing 91.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Schedule of Investments

Allianz RCM Disciplined Equity Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—98.1%

Aerospace & Defense—3.8%
Boeing Co.	25,330	$1,824,013

Beverages—2.9%
PepsiCo, Inc.	21,380	1,355,919

Biotechnology—2.4%
Amgen, Inc. (a)	17,540	900,328
Genzyme Corp. (a)	3,450	260,303

		1,160,631

Capital Markets—4.2%
Morgan Stanley	16,200	480,816
Northern Trust Corp.	18,020	929,291
SEI Investments Co.	25,560	588,136

		1,998,243

Chemicals—1.7%
Air Products & Chemicals, Inc.	8,680	798,560

Communications Equipment—4.3%
Cisco Systems, Inc. (a)	63,570	1,179,859
QUALCOMM, Inc.	14,650	872,847

		2,052,706

Computers & Peripherals—3.7%
Apple, Inc. (a)	2,140	755,870
EMC Corp. (a)	36,920	1,004,593

		1,760,463

Diversified Financial Services—2.7%
JPMorgan Chase & Co.	27,250	1,272,301

Diversified Telecommunication Services—4.6%
AT&T, Inc.	34,920	991,030
Verizon Communications, Inc.	32,220	1,189,562

		2,180,592

Electronic Equipment, Instruments & Components—4.1%
Corning, Inc.	49,580	1,143,315
FLIR Systems, Inc. (a)	25,240	815,252

		1,958,567

Energy Equipment & Services—7.9%
Cameron International Corp. (a)	15,660	925,976
National-Oilwell Varco, Inc.	15,630	1,243,679
Schlumberger Ltd.	16,890	1,577,864

		3,747,519

Financial Services—4.6%
PNC Financial Services Group, Inc.	9,860	608,362
U.S. Bancorp	21,010	582,607
Wells Fargo & Co.	30,880	996,189

		2,187,158

	Shares	Value*

Food & Staples Retailing—2.3%
Wal-Mart Stores, Inc.	21,470	$1,116,011

Food Products—2.9%
Archer-Daniels-Midland Co.	37,510	1,394,622

Health Care Equipment & Supplies—3.4%
Medtronic, Inc.	24,390	973,649
Varian Medical Systems, Inc. (a)	9,160	634,605

		1,608,254

Hotels, Restaurants & Leisure—1.7%
McDonald’s Corp.	6,200	469,216
Starbucks Corp.	10,330	340,683

		809,899

Household Products—2.1%
Procter & Gamble Co.	16,220	1,022,671

Industrial Conglomerates—4.5%
General Electric Co.	101,290	2,118,987

Insurance—3.1%
Chubb Corp.	7,430	450,853
MetLife, Inc.	21,470	1,016,819

		1,467,672

Internet Software & Services—2.0%
eBay, Inc. (a)	28,470	953,887

Machinery—0.7%
Caterpillar, Inc.	3,210	330,405

Metals & Mining—1.8%
Freeport-McMoRan Copper & Gold, Inc.	16,240	859,908

Oil, Gas & Consumable Fuels—9.4%
Chevron Corp.	14,470	1,501,263
Exxon Mobil Corp.	26,610	2,275,953
Williams Cos., Inc.	23,280	706,781

		4,483,997

Pharmaceuticals—6.9%
Abbott Laboratories	15,590	749,879
Johnson & Johnson	27,080	1,663,795
Pfizer, Inc.	44,610	858,297

		3,271,971

Semiconductors & Semiconductor Equipment—3.8%
Intel Corp.	56,320	1,209,191
Texas Instruments, Inc.	17,440	621,038

		1,830,229

Software—6.6%
Activision Blizzard, Inc. (a)	43,690	485,833

Schedule of Investments

Allianz RCM Disciplined Equity Fund

February 28, 2011 (unaudited)

	Shares	Value*

Adobe Systems, Inc. (a)	30,910	$1,066,395
Autodesk, Inc. (a)	16,870	709,383
Electronic Arts, Inc. (a)	28,260	531,288
Intuit, Inc. (a)	6,170	324,419

		3,117,318

Total Common Stock (cost—$41,095,637)		46,682,503

	Principal Amount (000s)
Repurchase Agreement—3.1%
State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $1,470,000; collateralized by U.S. Treasury Bonds, 4.50%, due 8/15/39, valued at $1,501,875 including accrued interest (cost—$1,470,000)	$1,470	1,470,000

Total Investments (cost—$42,565,637)—101.2%		48,152,503

Liabilities in excess of other assets—(1.2)%		(578,398)

Net Assets—100.0%		$47,574,105

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

Allianz RCM Global EcoTrendsSM Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—99.4%

Australia—2.1%
Sims Metal Management Ltd. (d)	67,876	$1,306,953

Austria—3.9%
Andritz AG	28,516	2,408,009

Belgium—1.2%
Hansen Transmissions International NV (c)	971,485	735,003

Canada—1.3%
Stantec, Inc. (c)	26,894	793,907

China—3.2%
China Everbright International Ltd.	1,263,000	601,769
Suntech Power Holdings Co., Ltd. ADR (c)	54,842	520,999
Trina Solar Ltd. ADR (c)	16,481	454,875
Yingli Green Energy Holding Co., Ltd. ADR (c)	36,374	419,756

		1,997,399

Denmark—7.2%
Novozymes A/S, Class B	16,365	2,287,332
Vestas Wind Systems A/S (c)	62,967	2,162,632

		4,449,964

Finland—2.6%
Outotec Oyj	28,781	1,616,788

France—3.8%
Bureau Veritas S.A.	20,359	1,572,141
EDF Energies Nouvelles S.A.	11,170	508,542
Suez Environnement Co.	11,297	244,789

		2,325,472

Germany—8.0%
Aixtron AG	45,658	1,890,332
Rational AG	5,120	1,087,357
Siemens AG	8,898	1,203,053
SMA Solar Technology AG	3,628	385,434
Wacker Chemie AG	2,023	373,425

		4,939,601

Hong Kong—6.6%
China Datang Corp. Renewable Power Co., Ltd. (c)	1,499,375	410,076
China Water Affairs Group Ltd.	862,000	320,917
Fook Woo Group Holdings Ltd. (c)	944,000	299,671
GCL Poly Energy Holdings Ltd. (c)	2,784,000	1,416,783
Guangdong Investment Ltd.	1,108,000	562,856
Nine Dragons Paper Holdings Ltd.	963,000	1,076,893

		4,087,196

	Shares	Value*

Ireland—2.1%
Kingspan Group PLC	131,361	$1,268,901

Japan—3.5%
Horiba Ltd.	35,400	1,113,677
Kurita Water Industries Ltd.	35,800	1,018,665

		2,132,342

Netherlands—1.6%
Arcadis NV	41,945	1,003,175

Philippines—1.4%
Energy Development Corp.	6,796,893	877,364

Spain—4.8%
EDP Renovaveis S.A. (c)	32,404	194,543
Gamesa Corp. Tecnologica S.A. (c)	200,056	1,765,750
Iberdrola Renovables S.A.	271,313	1,018,054

		2,978,347

Switzerland—0.9%
ABB Ltd. (c)	23,860	584,233

Taiwan—4.2%
Epistar Corp.	148,000	510,506
Epistar Corp. GDR (a)(d)	113,000	1,928,910
Tong Hsing Electronic Industries Ltd.	30,000	140,749

		2,580,165

United Kingdom—6.5%
Aveva Group PLC	57,868	1,500,361
RPS Group PLC	290,579	941,579
Spectris PLC	70,234	1,592,340

		4,034,280

United States—34.5%
Coherent, Inc. (c)	2,236	138,073
Covanta Holding Corp.	35,157	594,856
Cree, Inc. (c)	33,847	1,782,722
Danaher Corp.	28,143	1,424,036
Donaldson Co., Inc.	16,451	926,191
Eaton Corp.	8,812	976,193
EnerNOC, Inc. (c)	13,099	252,549
First Solar, Inc. (c)	5,324	784,704
Itron, Inc. (c)	26,142	1,482,513
ITT Corp.	22,418	1,298,675
Nalco Holding Co.	60,270	1,541,104
Ormat Technologies, Inc.	8,435	211,297
Pall Corp.	26,528	1,442,062
Polypore International, Inc. (c)	5,788	338,251
Range Resources Corp.	33,038	1,793,963
Rubicon Technology, Inc. (c)	6,259	142,830

Schedule of Investments

Allianz RCM Global EcoTrendsSM Fund

February 28, 2011 (unaudited)

	Shares	Value*

Southwestern Energy Co. (c)	32,548	$1,284,995
Stericycle, Inc. (c)	22,694	1,961,215
Tetra Tech, Inc. (c)	38,075	894,763
Thermo Fisher Scientific, Inc. (c)	15,452	862,531
Veeco Instruments, Inc. (c)	25,618	1,218,904

		21,352,427

Total Investments (cost—$62,417,219) (b)—99.4%		61,471,526

Other assets less liabilities—0.6%		393,223

Net Assets—100.0%		$61,864,749

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold intransactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $32,499,315, representing 52.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.
(d)	Fair-Valued—Securities with an aggregate value of $3,235,863, representing 5.2% of net assets.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Schedule of Investments

Allianz RCM Global Water Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—98.8%

Austria—6.4%
Andritz AG	51,347	$4,335,952

Brazil—2.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	30,854	1,540,849

Canada—2.0%
Stantec, Inc. (b)	45,901	1,354,990

China—0.4%
China Everbright International Ltd.	619,000	294,929

France—6.6%
Suez Environnement Co.	99,105	2,147,459
Veolia Environnement S.A.	69,776	2,295,802

		4,443,261

Hong Kong—2.7%
China Water Affairs Group Ltd.	2,064,000	768,414
Guangdong Investment Ltd.	2,047,810	1,040,273

		1,808,687

Japan—3.3%
Kurita Water Industries Ltd.	77,300	2,199,521

Netherlands—2.0%
Arcadis NV	56,125	1,342,309

Switzerland—9.3%
Geberit AG	29,036	6,262,291

United Kingdom—18.8%
Halma PLC	330,847	1,810,041
Hyder Consulting PLC	56,256	360,094
Northumbrian Water Group PLC	410,624	2,172,533
Pennon Group PLC	174,538	1,795,183
Rotork PLC	38,281	1,108,228
RPS Group PLC	494,592	1,602,654
Severn Trent PLC	87,130	2,107,570
United Utilities Group PLC	182,023	1,752,580

		12,708,883

United States—45.0%
American Water Works Co., Inc.	22,408	621,598
Aqua America, Inc.	98,081	2,208,784
Badger Meter, Inc.	27,056	1,063,571
Danaher Corp.	99,911	5,055,497
Franklin Electric Co., Inc.	15,631	664,318
IDEX Corp.	84,088	3,467,789
ITT Corp.	78,894	4,570,329

	Shares	Value*

Layne Christensen Co. (b)	53,428	$1,782,892
Lindsay Corp.	14,625	1,032,671
Nalco Holding Co.	146,036	3,734,141
Roper Industries, Inc.	17,121	1,440,390
Tetra Tech, Inc. (b)	28,741	675,413
Valmont Industries, Inc.	14,423	1,472,300
Waters Corp. (b)	12,376	1,027,827
Watts Water Technologies, Inc.,
Class A	40,689	1,591,347

		30,408,867

Total Investments (cost—$59,473,778) (a)—98.8%		66,700,539

Other assets less liabilities—1.2%		817,806

Net Assets—100.0%		$67,518,345

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $33,035,739, representing 48.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

Allianz RCM International Opportunities Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—95.6%

Australia—2.4%
Australia & New Zealand Banking Group Ltd. (c)	21,744	$537,410

Belgium—1.5%
Anheuser-Busch InBev NV	6,086	339,889

Brazil—3.2%
Itau Unibanco Holding S.A. ADR	11,998	266,595
Localiza Rent A Car S.A.	10,900	153,955
MRV Engenharia e Participacoes S.A.	22,400	177,848
Petroleo Brasileiro S.A. ADR	2,984	118,853

		717,251

China—1.1%
China Life Insurance Co., Ltd.	33,000	125,780
Dongfeng Motor Group Co., Ltd.	72,000	125,547

		251,327

Denmark—1.7%
Novo Nordisk A/S, Class B	2,985	376,236

France—11.4%
BNP Paribas	7,385	576,364
Eutelsat Communications	6,175	246,433
Gemalto NV	4,825	239,903
Legrand S.A.	5,533	232,252
LVMH Moet Hennessy Louis Vuitton S.A.	2,883	454,683
Technip S.A.	2,247	222,069
Total S.A.	5,721	350,697
Vinci S.A.	4,288	257,904

		2,580,305

Germany—8.2%
Adidas AG	4,363	280,190
BASF SE	6,010	501,114
Bayer AG	3,068	238,412
Daimler AG (b)	4,622	326,633
Fresenius SE & Co KGaA	3,033	277,252
Linde AG	1,575	240,707

		1,864,308

Hong Kong—3.3%
AIA Group Ltd. (b)	70,175	204,993
BOC Hong Kong Holdings Ltd.	88,000	273,648
CNOOC Ltd.	122,000	278,233

		756,874

Ireland—1.4%
WPP PLC	23,607	324,888

Israel—2.2%
Check Point Software Technologies Ltd. (b)	5,543	276,263

	Shares	Value*

Teva Pharmaceutical Industries Ltd. ADR	4,620	$231,462

		507,725

Japan—17.2%
Canon, Inc.	7,400	357,860
Hitachi Construction Machinery Co., Ltd.	10,700	268,654
Honda Motor Co., Ltd.	10,100	440,786
Ibiden Co., Ltd.	7,300	253,194
Inpex Corp.	22	154,591
Kubota Corp.	33,000	340,166
Mitsui & Co., Ltd.	19,400	354,631
Murata Manufacturing Co., Ltd.	3,800	283,285
Nidec Corp.	3,500	326,476
SMC Corp.	1,900	326,137
Sony Corp.	13,200	486,006
Sumitomo Mitsui Financial Group, Inc.	8,200	310,302

		3,902,088

Korea (Republic of)—1.3%
Samsung Electronics Co., Ltd. GDR	690	282,624

Netherlands—5.7%
Akzo Nobel NV	3,745	254,566
Koninklijke DSM NV	7,257	426,300
Koninklijke Philips Electronics NV	10,371	338,892
Unilever NV	9,007	271,669

		1,291,427

Portugal—1.1%
Galp Energia SGPS S.A., Class B	12,018	250,079

Spain—3.4%
Banco Santander S.A.	35,383	435,626
Telefonica S.A.	12,797	325,354

		760,980

Sweden—4.3%
Atlas Copco AB, Class A	21,990	552,887
Skandinaviska Enskilda Banken AB, Class A	45,566	414,475

		967,362

Switzerland—5.5%
Nestle S.A.	11,931	675,521
Novartis AG	6,083	341,844
Sonova Holding AG	1,709	227,217

		1,244,582

Taiwan—1.2%
Taiwan Semiconductor Manufacturing
Co., Ltd. ADR	21,417	263,215

United Kingdom—19.5%
BG Group PLC	14,621	356,030

Schedule of Investments

Allianz RCM International Opportunities Fund

February 28, 2011 (unaudited)

	Shares	Value*

BHP Billiton PLC	14,081	$558,162
Centrica PLC	51,942	287,233
Compass Group PLC	30,244	272,140
HSBC Holdings PLC	65,370	719,929
Inmarsat PLC	21,987	239,480
Prudential PLC	23,395	270,626
Shire PLC	8,765	248,228
Standard Chartered PLC	16,121	426,381
Vodafone Group PLC	203,413	577,509
Xstrata PLC	20,150	460,852

		4,416,570

Total Common Stock (cost—$18,708,816)		21,635,140

PREFERRED STOCK—1.2%

Germany—1.2%
Henkel AG & Co. KGaA (cost—$238,163)	4,447	267,941

	Principal Amount (000s)
Repurchase Agreement—4.2%
State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $955,000; collateralized by U.S. Treasury Bonds 4.50%, due 8/15/39, valued at $976,219, including accrued interest (cost—$955,000)	$955	955,000

Total Investments (cost—$19,901,979) (a)—101.0%		22,858,081

Liabilities in excess of other assets—(1.0)%		(226,317)

Net Assets—100.0%		$22,631,764

Notes to Schedule of Investments:

(a) Securities with an aggregate value of $19,927,273, representing 88.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b) Non-income producing.
(c) Fair-Valued—Security with an aggregate value of $537,410, representing 2.4% of net assets.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Schedule of Investments

RCM Redwood Fund

February 28, 2011 (unaudited)

	Shares	Value*

COMMON STOCK—112.2%

Aerospace & Defense—4.1%
BE Aerospace, Inc. (b)	2,400	$80,928
Boeing Co.	1,300	93,613

		174,541

Air Freight & Logistics—2.8%
FedEx Corp.	1,300	117,026

Airlines—2.9%
AMR Corp. (b)	12,000	80,880
United Continental Holdings, Inc. (b)	1,800	43,272

		124,152

Automobiles—1.5%
Tesla Motors, Inc. (b)	2,600	62,114

Biotechnology—0.9%
Dendreon Corp. (b)	1,200	40,308

Capital Markets—2.3%
Goldman Sachs Group, Inc.	600	98,268

Chemicals—3.5%
Monsanto Co.	500	35,945
Potash Corp. of Saskatchewan, Inc.	1,800	110,880

		146,825

Commercial Banks—7.0%
Fifth Third Bancorp	8,100	118,260
Key Corp.	5,100	46,614
Wells Fargo & Co.	2,900	93,554
Zions Bancorporation	1,700	39,712

		298,140

Communications Equipment—1.9%
F5 Networks, Inc. (b)	700	82,607

Computers & Peripherals—9.8%
Apple, Inc. (b)	300	105,963
Dell, Inc. (b)	5,500	87,065
Hewlett-Packard Co.	2,900	126,527
NetApp, Inc. (b)	1,900	98,154

		417,709

Construction & Engineering—1.7%
Quanta Services, Inc. (b)	3,200	72,992

Consumer Finance—3.4%
American Express Co.	700	30,499
Discover Financial Services	5,200	113,100

		143,599

Diversified Financial Services—2.2%
JPMorgan Chase & Co.	2,000	93,380

	Shares	Value*

Diversified Telecommunication Services—2.1%
Verizon Communications, Inc.	2,400	$88,608

Electronic Equipment, Instruments & Components—1.7%
Corning, Inc.	3,200	73,792

Food & Staples Retailing—1.7%
Kroger Co.	3,200	73,280

Health Care Providers & Services—4.7%
Aetna, Inc.	3,400	127,024
Centene Corp. (b)	2,400	73,128

		200,152

Hotels, Restaurants & Leisure—3.9%
Carnival Corp., UNIT	2,200	93,874
Las Vegas Sands Corp. (b)	1,500	69,960

		163,834

Insurance—2.6%
Aflac, Inc.	1,900	111,834

Internet Software & Services—1.4%
Yahoo!, Inc. (b)	3,600	59,040

Leisure Equipment & Products—2.1%
Hasbro, Inc.	2,000	89,800

Machinery—4.0%
Deere & Co.	1,200	108,180
Paccar, Inc.	1,200	60,156

		168,336

Media—2.5%
CBS Corp., Class B	4,400	104,984

Metals & Mining—7.9%
Allegheny Technologies, Inc.	1,200	80,496
Steel Dynamics, Inc.	4,500	83,070
U.S. Steel Corp.	1,800	103,482
Vale S.A. ADR	2,000	68,460

		335,508

Oil, Gas & Consumable Fuels—9.0%
Arch Coal, Inc.	4,500	150,885
Consol Energy, Inc.	2,900	147,059
Peabody Energy Corp.	1,300	85,137

		383,081

Paper & Forest Products—2.0%
International Paper Co.	3,000	83,340

Pharmaceuticals—1.8%
Abbott Laboratories	1,500	72,150

Schedule of Investments

RCM Redwood Fund

February 28, 2011 (unaudited)

	Shares	Value*

Pfizer, Inc.	200	$3,848

		75,998

Road & Rail—4.6%
Avis Budget Group, Inc. (b)	7,200	110,304
Hertz Global Holdings, Inc. (b)	5,500	83,655

		193,959

Semiconductors & Semiconductor Equipment—6.8%
Broadcom Corp., Class A	2,000	82,440
MEMC Electronic Materials, Inc. (b)	5,700	77,349
National Semi-conductor Corp.	4,100	63,550
Skyworks Solutions, Inc. (b)	1,800	64,692

		288,031

Software—4.6%
Activision Blizzard, Inc. (b)	8,000	88,960
Adobe Systems, Inc. (b)	3,100	106,950

		195,910

Specialty Retail—3.7%
Best Buy Co., Inc.	1,800	58,032
Guess?, Inc.	2,200	99,638

		157,670

Wireless Telecommunication Services—1.1%
Sprint Nextel Corp., Ser. 1 (b)	10,900	47,633

Total Investments, before options written (cost—$4,629,200) (a)—112.2%		4,766,451

	Contracts
OPTIONS WRITTEN (b)—(27.5)%

Call Options—(26.7)%
Abbott Laboratories (CBOE), strike price $45, expires 1/21/12	15	(6,825)
Activision Blizzard, Inc. (CBOE), strike price $11, expires 5/21/11	33	(2,079)
strike price $11, expires 8/20/11	47	(3,760)
Adobe Systems, Inc. (CBOE), strike price $30, expires 4/16/11	13	(6,175)
strike price $22.50, expires 1/21/12	18	(22,905)
Aetna, Inc. (CBOE), strike price $30, expires 1/21/12	34	(29,920)
Aflac, Inc. (CBOE), strike price $45, expires 1/21/12	19	(29,212)
Allegheny Technologies, Inc. (CBOE), strike price $40, expires 1/21/12	12	(33,540)
American Express Co. (CBOE), strike price $40, expires 7/16/11	7	(3,535)
AMR Corp. (CBOE), strike price $6, expires 5/21/11	63	(6,962)
strike price $7, expires 8/20/11	57	(4,845)

	Contracts	Value*

Apple, Inc. (CBOE), strike price $260, expires 1/21/12	1	$(10,640)
strike price $300, expires 1/21/12	2	(15,400)
Arch Coal, Inc. (CBOE), strike price $20, expires 1/21/12	32	(45,120)
strike price $25, expires 1/21/12	13	(13,292)
Avis Budget Group, Inc. (CBOE), strike price $11, expires 8/20/11	46	(21,850)
strike price $12.50, expires 1/21/12	26	(10,920)
BE Aerospace, Inc. (CBOE), strike price $30, expires 7/16/11	24	(13,200)
Best Buy Co., Inc. (CBOE), strike price $30, expires 1/21/12	18	(8,370)
Boeing Co. (CBOE), strike price $65, expires 8/20/11	4	(3,820)
strike price $60, expires 1/21/12	9	(13,275)
Broadcom Corp. (CBOE), strike price $39, expires 8/20/11	20	(10,100)
Carnival Corp. (CBOE), strike price $35, expires 1/21/12	22	(21,560)
CBS Corp. (CBOE), strike price $15, expires 1/21/12	44	(39,820)
Centene Corp. (CBOE) strike price $25, expires 9/17/11	24	(15,120)
Consol Energy, Inc. (CBOE), strike price $40, expires 1/21/12	29	(37,642)
Corning, Inc. (CBOE), strike price $19, expires 8/20/11	32	(14,960)
Deere & Co. (CBOE), strike price $65, expires 3/19/11	6	(15,780)
strike price $60, expires 1/21/12	6	(18,780)
Dell, Inc. (CBOE), strike price $12.50, expires 1/21/12	55	(20,900)
Dendreon Corp. (CBOE), strike price $25, expires 8/20/11	6	(5,940)
strike price $30, expires 8/20/11	6	(3,900)
Discover Financial Services (CBOE), strike price $17.50, expires 1/21/12	52	(27,300)
F5 Networks, Inc. (CBOE), strike price $90, expires 1/21/12	7	(25,900)
FedEx Corp. (CBOE), strike price $70, expires 1/21/12	5	(11,700)
strike price $85, expires 1/19/13	8	(14,080)
Fifth Third Bancorp (CBOE), strike price $11, expires 5/21/11	8	(2,920)
strike price $10, expires 1/21/12	38	(19,190)
strike price $12.50, expires 1/21/12	35	(10,517)
Goldman Sachs Group, Inc. (CBOE), strike price $135, expires 1/21/12	2	(7,020)
strike price $160, expires 1/21/12	4	(7,340)

Schedule of Investments

RCM Redwood Fund

February 28, 2011 (unaudited)

	Contracts	Value*

Guess?, Inc. (CBOE), strike price $35, expires 6/18/11	22	$(24,970)
Hasbro, Inc. (CBOE), strike price $42.50, expires 1/21/12	20	(11,200)
Hertz Global Holdings, Inc. (CBOE), strike price $10, expires 1/21/12	55	(32,175)
Hewlett-Packard Co. (CBOE), strike price $40, expires 8/20/11	8	(4,240)
strike price $40, expires 1/21/12	21	(13,650)
International Paper Co. (CBOE), strike price $20, expires 1/21/12	30	(25,650)
JPMorgan Chase & Co. (CBOE), strike price $40, expires 1/21/12	20	(17,500)
Key Corp. (CBOE), strike price $9, expires 9/17/11	51	(5,865)
Kroger Co. (CBOE), strike price $20, expires 7/16/11	32	(10,720)
Las Vegas Sands Corp. (CBOE), strike price $30, expires 1/21/12	15	(28,095)
MEMC Electronic Materials, Inc. (CBOE), strike price $12, expires 4/16/11	20	(3,780)
strike price $10, expires 1/21/12	37	(18,167)
Monsanto Co. (CBOE), strike price $47.50, expires 1/21/12	5	(12,988)
National Semi-conductor Corp. (CBOE), strike price $12.50, expires 1/21/12	41	(13,940)
NetApp, Inc. (CBOE), strike price $45, expires 6/18/11	19	(17,480)
Paccar, Inc. (CBOE), strike price $45, expires 8/20/11	12	(8,700)
Peabody Energy Corp. (CBOE), strike price $50, expires 1/21/12	13	(23,660)
Pfizer, Inc. (CBOE), strike price $16, expires 6/18/11	2	(670)
Potash Corp. of Saskatchewan, Inc. (CBOE), strike price $41.67, expires 1/21/12	18	(38,430)
Quanta Services, Inc. (CBOE), strike price $20, expires 1/21/12	32	(14,560)
Skyworks Solutions, Inc. (CBOE), strike price $25, expires 8/20/11	18	(22,320)
Sprint Nextel Corp. (CBOE), strike price $4, expires 1/21/12	109	(9,156)
Steel Dynamics, Inc. (CBOE), strike price $15, expires 1/21/12	45	(20,475)
Tesla Motors, Inc. (CBOE), strike price $21, expires 9/17/11	26	(15,548)
U.S. Steel Corp. (CBOE), strike price $45, expires 7/16/11	18	(25,965)

	Contracts	Value*

United Continental Holdings, Inc. (CBOE), strike price $20, expires 3/19/11	18	$(7,785)
Vale S.A. ADR (CBOE), strike price $30, expires 1/21/12	20	(13,100)
Verizon Communications, Inc. (CBOE), strike price $30, expires 1/21/12	24	(17,040)
Wells Fargo & Co. (CBOE), strike price $27.50, expires 1/19/13	29	(23,403)
Yahoo!, Inc. (CBOE), strike price $15, expires 1/21/12	36	(10,260)
Zions Bancorporation (CBOE), strike price $20, expires 7/16/11	17	(7,055)

		(1,134,661)

Put Options—(0.8)%
Bank of America Corp. (CBOE), strike price $12, expires 8/20/11	35	(1,750)
strike price $12.50, expires 1/21/12	18	(1,980)
Best Buy Co., Inc. (CBOE), strike price $25, expires 1/21/12	12	(1,458)
Cisco Systems, Inc. (CBOE), strike price $20, expires 1/21/12	37	(10,138)
Coach, Inc. (CBOE), strike price $40, expires 1/21/12	18	(3,285)
Community Health Systems, Inc. (CBOE), strike price $34, expires 3/19/11	11	(517)
Joy Global, Inc. (CBOE), strike price $50, expires 1/21/12	14	(1,841)
Merck & Co., Inc. (CBOE), strike price $34, expires 7/16/11	17	(4,947)
Micron Technology, Inc. (CBOE), strike price $8, expires 4/16/11	53	(371)
QUALCOMM, Inc. (CBOE), strike price $35, expires 1/21/12	18	(1,404)
Weatherford International Ltd. (CBOE), strike price $15, expires 1/21/12	47	(2,491)
Zions Bancorporation (CBOE), strike price $20, expires 1/21/12	11	(1,892)

		(32,074)

Total Options Written (premiums received—$1,100,309)		(1,166,735)

Total Investments, net of options written
(cost—$3,528,891)—84.7%		3,599,716

Other assets less other liabilities—15.3%		650,219

Net Assets—100.0%		$4,249,935

Schedule of Investments

RCM Redwood Fund

February 28, 2011 (unaudited)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

UNIT—More than one class of securities traded together.

Transactions in options written for the period ended February 28, 2011:

	Contracts	Premiums Received
Options outstanding, December 28, 2010 †	—	—
Options written	2,636	$1,272,121
Options terminated in closing transactions	(547)	(148,577)
Options exercised	(63)	(23,235)

Options outstanding, February 28, 2011	2,026	$1,100,309

†	Commencement of operations.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Fund’s NAV is normally determined as of the close of regular trading (normally
4:00 p.m., Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time each Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that each Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the three months ended February 28, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds — Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at February 28, 2011 in valuing each Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/11
AGI Solutions 2015:
Investments in Securities—Assets
Allianz Funds	$1,554,448	—	—	$1,554,448
Allianz Funds Multi-Strategy Trust	759,264	—	—	759,264
Exchange-Traded Funds	1,306,269	—	—	1,306,269
Other Mutual Funds	171,548	—	—	171,548
PIMCO Funds	4,479,988	—	—	4,479,988

Total Investments	$8,271,517	—	—	$8,271,517

AGI Solutions 2020:
Investments in Securities—Assets
Allianz Funds	$1,216,339	—	—	$1,216,339
Allianz Funds Multi-Strategy Trust	666,553	—	—	666,553
Exchange-Traded Funds	820,341	—	—	820,341
Other Mutual Funds	149,212	—	—	149,212
PIMCO Funds	2,913,230	—	—	2,913,230

Total Investments	$5,765,675	—	—	$5,765,675

AGI Solutions 2030:
Investments in Securities—Assets
Allianz Funds	$2,329,295	—	—	$2,329,295
Allianz Funds Multi-Strategy Trust	1,363,882	—	—	1,363,882
Exchange-Traded Funds	462,157	—	—	462,157
Other Mutual Funds	223,400	—	—	223,400
PIMCO Funds	2,881,916	—	—	2,881,916

Total Investments	$7,260,650	—	—	$7,260,650

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/11
AGI Solutions 2040:
Investments in Securities—Assets
Allianz Funds	$2,654,909	—	—	$2,654,909
Allianz Funds Multi-Strategy Trust	1,455,961	—	—	1,455,961
Exchange-Traded Funds	174,394	—	—	174,394
Other Mutual Funds	271,775	—	—	271,775
PIMCO Funds	1,336,308	—	—	1,336,308

Total Investments	$5,893,347	—	—	$5,893,347

AGI Solutions 2050:
Investments in Securities—Assets
Allianz Funds	$2,853,714	—	—	$2,853,714
Allianz Funds Multi-Strategy Trust	1,539,904	—	—	1,539,904
Other Mutual Funds	283,009	—	—	283,009
PIMCO Funds	1,216,281	—	—	1,216,281

Total Investments	$5,892,908	—	—	$5,892,908

AGI Solutions Core Allocation:
Investments in Securities—Assets
Allianz Funds	$92,071,593	—	—	$92,071,593
Allianz Funds Multi-Strategy Trust	53,023,043	—	—	53,023,043
Exchange-Traded Funds	9,869,834	—	—	9,869,834
Other Mutual Funds	8,787,993	—	—	8,787,993
PIMCO Funds	83,802,099	—	—	83,802,099
Repurchase Agreement	—	$651,000	—	651,000

Total Investments	$247,554,562	$651,000	—	$248,205,562

AGI Solutions Growth Allocation:
Investments in Securities—Assets
Allianz Funds	$5,264,893	—	—	$5,264,893
Allianz Funds Multi-Strategy Trust	3,155,478	—	—	3,155,478
Other Mutual Funds	510,522	—	—	510,522
PIMCO Funds	1,526,193	—	—	1,526,193
Repurchase Agreement	—	$116,000	—	116,000

Total Investments	$10,457,086	$116,000	—	$10,573,086

AGI Solutions Retirement Income:
Investments in Securities—Assets
Allianz Funds	$1,359,140	—	—	$1,359,140
Allianz Funds Multi-Strategy Trust	617,459	—	—	617,459
Exchange-Traded Funds	1,373,070	—	—	1,373,070
Other Mutual Funds	167,005	—	—	167,005
PIMCO Funds	4,593,904	—	—	4,593,904

Total Investments	$8,110,578	—	—	$8,110,578

AGIC Convertible:
Investments in Securities—Assets
Convertible Bonds	—	$536,805,926	—	$536,805,926
Convertible Preferred Stock:
Capital Markets	—	7,681,583	—	7,681,583
Commercial Banks	—	8,613,652	—	8,613,652
Road/Rail	—	13,904,398	—	13,904,398
All Other	$41,927,597	—	—	41,927,597
Short-Term Investments	—	46,215,869	—	46,215,869

Total Investments	$41,927,597	$613,221,428	—	$655,149,025

AGIC Emerging Growth:
Investments in Securities—Assets
Common Stock	$20,411,527	—	—	$20,411,527
Repurchase Agreement	—	$976,000	—	976,000

Total Investments	$20,411,527	$976,000	—	$21,387,527

AGIC Focused Opportunity:
Investments in Securities—Assets
Common Stock	$5,013,266	—	—	$5,013,266

AGIC High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$107,546,152	—	$107,546,152
Repurchase Agreement	—	1,965,000	—	1,965,000

Total Investments	—	$109,511,152	—	$109,511,152

AGIC International Growth:
Investments in Securities—Assets
Common Stock:
Australia	—	—	$6,934,415	$6,934,415
Brazil	$2,125,683	—	—	2,125,683
Canada	3,122,325	—	—	3,122,325
China	1,514,500	$975,902	—	2,490,402
Denmark	1,142,932	3,103,664	—	4,246,596
Hong Kong	1,743,913	4,051,519	—	5,795,432
Luxembourg	1,235,160	—	—	1,235,160
Taiwan	877,506	—	—	877,506
All Other	—	87,114,077	—	87,114,077
Rights	—	—	44,091	44,091
Repurchase Agreement	—	3,312,000	—	3,312,000

Total Investments	$11,762,019	$98,557,162	$6,978,506	$117,297,687

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 2/28/11
AGIC International Growth Opportunities:
Investments in Securities - Assets
Common Stock:
Australia	—	—	$2,178,806		$2,178,806
Brazil	$3,343,522	—	—		3,343,522
Canada	6,838,884	—	—		6,838,884
China	8,508,549	$1,646,092	—	†	10,154,641
Ireland	3,467,687	—	—		3,467,687
United Kingdom	10,428,362	30,488,587	—		40,916,949
All Other	—	80,924,045	—		80,924,045
Preferred Stock	3,026,770	—	—		3,026,770
Equity-Linked Security	—	2,075,393	—		2,075,393
Repurchase Agreement	—	4,928,000	—		4,928,000

Total Investments	$35,613,774	$120,062,117	$2,178,806		$157,854,697

† Peace Mark Holdings Ltd. is fair-valued at $0.

AGIC Micro Cap:
Investments in Securities - Assets
Common Stock	$60,820,810	—	—		$60,820,810
Repurchase Agreement	—	$672,000	—		672,000

Total Investments	$60,820,810	$672,000	—		$61,492,810

AGIC Small to Mid Cap Growth:
Investments in Securities - Assets
Common Stock	$3,285,769	—	—		$3,285,769

AGIC Ultra Micro Cap:
Investments in Securities - Assets
Common Stock	$7,810,348	—	—		$7,810,348
Repurchase Agreement	—	$183,000	—		183,000

Total Investments	$7,810,348	$183,000	—		$7,993,348

NFJ Global Dividend Value:
Investments in Securities - Assets
Common Stock:
Australia	—	—	$527,349		$527,349
Belgium	—	$556,159	—		556,159
France	—	2,887,457	—		2,887,457
Germany	—	960,080	—		960,080
Japan	—	559,227	—		559,227
Korea (Republic of)	—	1,560,901	—		1,560,901
Norway	—	595,867	—		595,867
Spain	—	555,777	—		555,777
Sweden	—	566,858	—		566,858
Switzerland	—	1,145,191	—		1,145,191
United Kingdom	—	3,380,678	—		3,380,678
All Other	$14,555,166	—	—		14,555,166
Repurchase Agreement	—	1,478,000	—		1,478,000

Total Investments	$14,555,166	$14,246,195	$527,349		$29,328,710

RCM All Horizons:
Investments in Securities - Assets
Common Stock:
Australia	—	—	$326,749		$326,749
China	—	$66,261	—		66,261
Germany	—	82,265	—		82,265
Gibraltar	—	51,472	—		51,472
Japan	—	307,044	—		307,044
Netherlands	—	86,600	—		86,600
Spain	—	73,842	—		73,842
United Kingdom	—	76,108	—		76,108
All Other	$1,284,984	—	—		1,284,984
Repurchase Agreement	—	305,000	—		305,000

Total Investments	$1,284,984	$1,048,592	$326,749		$2,660,325

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/11
RCM China Equity:
Investments in Securities - Assets
Common Stock:
China	$144,591	$2,607,834	—	$2,752,425
All Other	—	1,525,872	—	1,525,872
Repurchase Agreement	—	188,000	—	188,000

Total Investments	$144,591	$4,321,706	—	$4,466,297

RCM Disciplined Equity:
Investments in Securities - Assets
Common Stock	$46,682,503	—	—	$46,682,503
Repurchase Agreement	—	$1,470,000	—	1,470,000

Total Investments	$46,682,503	$1,470,000	—	$48,152,503

RCM Global EcoTrendsSM :
Investments in Securities - Assets
Common Stock:
Australia	—	—	$1,306,953	$1,306,953
Belgium	$735,003	—	—	735,003
Canada	793,907	—	—	793,907
China	1,395,630	$601,769	—	1,997,399
Germany	1,087,357	3,852,244	—	4,939,601
Hong Kong	410,076	3,677,120	—	4,087,196
Ireland	1,268,901	—	—	1,268,901
Taiwan	—	651,255	1,928,910	2,580,165
United States	21,352,427	—	—	21,352,427
All Other	—	22,409,974	—	22,409,974

Total Investments	$27,043,301	$31,192,362	$3,235,863	$61,471,526

RCM Global Water:
Investments in Securities - Assets
Common Stock:
Austria	—	$4,335,952	—	$4,335,952
China	—	294,929	—	294,929
France	—	4,443,261	—	4,443,261
Hong Kong	—	1,808,687	—	1,808,687
Japan	—	2,199,521	—	2,199,521
Netherlands	—	1,342,309	—	1,342,309
Switzerland	—	6,262,291	—	6,262,291
United Kingdom	$360,094	12,348,789	—	12,708,883
All Other	33,304,706	—	—	33,304,706

Total Investments	$33,664,800	$33,035,739	—	$66,700,539

RCM International Opportunities:
Investments in Securities - Assets
Common Stock:
Australia	—	—	$537,410	$537,410
Brazil	$717,251	—	—	717,251
Hong Kong	204,993	$551,881	—	756,874
Israel	507,725	—	—	507,725
Korea (Republic of)	282,624	—	—	282,624
Taiwan	263,215	—	—	263,215
All Other	—	18,570,041	—	18,570,041
Preferred Stock	—	267,941	—	267,941
Repurchase Agreement	—	955,000	—	955,000

Total Investments	$1,975,808	$20,344,863	$537,410	$22,858,081

RCM Redwood:
Investments in Securities - Assets
Common Stock	$4,766,451	—	—	$4,766,451

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(1,166,735)	—	—	$(1,166,735)

Total Investments	$3,599,716	—	—	$3,599,716

There were no significant transfers between Levels 1 and 2 during the three months ended February 28, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended February 28, 2011, was as follows:

	Beginning Balance 11/30/10		Net Purchases (Sales) and Settlements	Accrued Discounts (Premiums)	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3**	Ending Balance 2/28/11
AGIC Convertible:
Investments in Securities - Assets
Convertible Bonds:
Oil & Gas	$3,792,225		$1,022,583	—	$43,190	$889,502	—	$(5,747,500)	—
Telecommunications	6,434,004		(6,889,681)	—	1,949,110	(1,493,433)	—	—	—

Total Investments	$10,226,229		$(5,867,098)	—	$1,992,300	$(603,931)	—	$(5,747,500)	—

AGIC High Yield Bond:
Investments in Securities - Assets
Corporate Bonds & Notes:
Transportation	$1,475,625		—	$142	—	$106,733	—	$(1,582,500)	—

Total Investments	$1,475,625		—	$142	—	$106,733	—	$(1,582,500)	—

AGIC International Growth:
Investments in Securities - Assets
Common Stock:
Australia	—		—	—	—	—	$6,934,415	—	$6,934,415
Rights (a)	—		—	—	—	$44,091	—	—	44,091

Total Investments	—		—	—	—	$44,091	$6,934,415	—	$6,978,506

(a) Rights were received as part of an offering. The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at February 28, 2011 was $53,988.

AGIC International Growth Opportunities:
Investments in Securities - Assets
Common Stock:
Australia	—		—	—	—	—	$2,178,806	—	$2,178,806
China	—	†	—	—	—	—	—	—	—	†

Total Investments	—		—	—	—	—	$2,178,806	—	$2,178,806

† Peace Mark Holdings Ltd. is fair-valued at $0.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at February 28, 2011 was $230,997.

NFJ Global Dividend Value:
Investments in Securities - Assets
Common Stock:
Australia	—		—	—	—	—	$527,349	—	$527,349

Total Investments	—		—	—	—	—	$527,349	—	$527,349

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at February 28, 2011 was $28,995.

RCM All Horizons:
Investments in Securities - Assets
Common Stock:
Australia	—		$94,985	—	—	$(2,335)	$234,099	—	$326,749

Total Investments	—		$94,985	—	—	$(2,335)	$234,099	—	$326,749

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at February 28, 2011 was $22,343.

RCM China Equity:
Investments in Securities - Assets
Rights (a)	$5,364		—	—	—	$(5,364)	—	—	—

(a) Rights that were received as part of an offering expired unexercised. RCM Global EcoTrendsSM :
Investments in Securities - Assets
Common Stock:
Australia	—		—	—	—	—	$1,306,953	—	$1,306,953
China	$478,111		$(328,445)	—	—	$(149,666)	—	—	—
Taiwan	1,918,740		—	—	—	10,170	—	—	$1,928,910

Total Investments	$2,396,851		$(328,445)	—	—	$(139,496)	$1,306,953	—	$3,235,863

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at February 28, 2011 was $166,937.

RCM International Opportunities:
Investments in Securities - Assets
Common Stock:
Australia	—		—	—	—	—	$537,410	—	$537,410

Total Investments	—		—	—	—	—	$537,410	—	$537,410

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at February 28, 2011 was $66,077.

*	Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.
**	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

At February 28, 2011, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AGI Solutions 2015	$7,394,821	$876,696	—	$876,696
AGI Solutions 2020	4,958,550	807,125	—	807,125
AGI Solutions 2030	6,113,772	1,146,878	—	1,146,878
AGI Solutions 2040	4,669,394	1,223,953	—	1,223,953
AGI Solutions 2050	4,606,505	1,286,403	—	1,286,403
AGI Solutions Core Allocation	207,096,700	41,108,862	—	41,108,862
AGI Solutions Growth Allocation	8,936,926	1,636,160	—	1,636,160
AGI Solutions Retirement Income	7,320,517	790,061	—	790,061
AGIC Convertible	550,137,930	105,487,374	$476,279	105,011,095
AGIC Emerging Growth	15,516,903	5,978,397	107,773	5,870,624
AGIC Focused Opportunity	4,792,534	329,162	108,430	220,732
AGIC High Yield Bond	102,621,126	6,928,817	38,791	6,890,026
AGIC International Growth	91,798,018	25,834,454	334,785	25,499,669
AGIC International Growth Opportunities	117,777,988	44,938,642	4,861,933	40,076,709
AGIC Micro Cap	42,631,018	19,491,818	630,026	18,861,792
AGIC Small to Mid Cap Growth	2,364,424	930,104	8,759	921,345
AGIC Ultra Micro Cap	6,267,295	1,770,387	44,334	1,726,053
NFJ Global Dividend Value	26,650,440	2,730,894	52,624	2,678,270
RCM All Horizons	2,390,966	300,098	30,739	269,359
RCM China Equity	4,121,194	470,707	125,604	345,103
RCM Disciplined Equity	42,570,348	5,819,236	237,081	5,582,155
RCM Global EcoTrendsSM	62,417,368	10,965,782	11,911,624	(945,842)
RCM Global Water	59,938,838	9,687,016	2,925,315	6,761,701
RCM International Opportunities	19,901,979	3,169,443	213,341	2,956,102
RCM Redwood	4,633,072	213,312	79,933	133,379

The difference, if any, between book and tax cost was attributable to wash sales and the differing treatment of bond premium amortization.

Fund Name Changes

Effective April 1, 2011, the following Funds changed names:
Fund Name	New Fund Name
Allianz AGIC Emerging Growth Fund	Allianz AGIC U.S. Emerging Growth Fund
Allianz Global Investors Solutions Core Allocation Fund	Allianz Global Investors Solutions Global Allocation Fund
Allianz Global Investors Solutions Growth Allocation Fund	Allianz Global Investors Solutions Global Growth Allocation Fund

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Brian S. Shlissel
President

Date: April 19, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President

Date: April 19, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 19, 2011